United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York	14450
(Address of principal executive offices)	(zip code)

B. Reuben Auspitz        290 Woodcliff Drive, Fairport, New York 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1:	SCHEDULE OF INVESTMENTS

Investment Portfolio - January 31, 2009 (unaudited)

Dividend Focus Series	Shares	Value
COMMON STOCKS—95.18%

Consumer Discretionary—10.17%
Auto Components—0.07%
Autoliv, Inc. (Sweden)	17	$313

Automobiles—1.94%
Harley-Davidson, Inc.	55	670
Honda Motor Co. Ltd. (Japan)	383	8,679

		9,349

Distributors—0.25%
Genuine Parts Co.	37	1,185

Hotels, Restaurants & Leisure—3.00%
McDonald’s Corp.	249	14,447

Household Durables—0.68%
The Black & Decker Corp.	14	405
Fortune Brands, Inc.	31	992
Leggett & Platt, Inc.	39	487
Newell Rubbermaid, Inc.	66	533
Snap-on, Inc.	9	272
The Stanley Works	18	563

		3,252

Leisure Equipment & Products—0.41%
Eastman Kodak Co.	68	308
Hasbro, Inc.	24	579
Mattel, Inc.	78	1,107

		1,994

Media—1.36%
Gannett Co., Inc.	59	340
The McGraw-Hill Companies, Inc.	65	1,429
The New York Times Co.—Class A	20	99
Reed Elsevier plc—ADR (United Kingdom)	59	1,778
Thomson Reuters Corp.	119	2,902

		6,548

Multiline Retail—0.10%
Family Dollar Stores, Inc.	18	500

Specialty Retail—2.07%
The Home Depot, Inc.	389	8,375
Limited Brands, Inc.	83	657
The Sherwin-Williams Co.	20	955

		9,987

Textiles, Apparel & Luxury Goods—0.29%
VF Corp.	25	1,400

Total Consumer Discretionary		48,975

Consumer Staples—16.00%
Beverages—8.87%
The Coca-Cola Co.	435	18,583
Diageo plc—ADR (United Kingdom)	138	7,499
Embotelladora Andina S.A.—ADR (Chile)	15	214
PepsiCo, Inc.	327	16,425

		42,721

Food & Staples Retailing—0.59%
SYSCO Corp.	128	2,853

Investment Portfolio - January 31, 2009 (unaudited)

Dividend Focus Series	Shares	Value
Food Products—3.57%
Campbell Soup Co.	63	1,913
General Mills, Inc.	53	3,135
The Hershey Co.	120	4,474
H.J. Heinz Co.	63	2,300
The J.M. Smucker Co.	9	406
Kellogg Co.	62	2,709
McCormick & Co., Inc.—NVS	21	673
Sara Lee Corp.	159	1,595

		17,205

Household Products—0.97%
Kimberly-Clark Corp.	91	4,684

Tobacco—2.00%
Altria Group, Inc.	439	7,261
Reynolds American, Inc.	62	2,367

		9,628

Total Consumer Staples		77,091

Energy—20.35%
Energy Equipment & Services—0.02%
Precision Drilling Trust (Canada)	22	109

Oil, Gas & Consumable Fuels—20.33%
BP plc—ADR (United Kingdom)	410	17,413
Chevron Corp.	330	23,272
ConocoPhillips	292	13,879
Penn West Energy Trust (Canada)	29	328
Repsol YPF, S.A.—ADR (Spain)	185	3,287
Royal Dutch Shell plc—Class A—ADR (Netherlands)	370	18,215
Total S.A.—ADR (France)	356	17,722
YPF S.A.—ADR (Argentina)	88	3,832

		97,948

Total Energy		98,057

Financials—0.68%
Capital Markets—0.16%
American Capital Ltd.	43	123
Federated Investors, Inc.—Class B	22	429
Waddell & Reed Financial, Inc.—Class A	15	212

		764

Insurance—0.40%
Marsh & McLennan Companies, Inc.	99	1,914

Real Estate Investment Trusts (REITS)—0.12%
Plum Creek Timber Co., Inc.	19	585

Total Financials		3,263

Health Care—25.09%
Health Care Equipment & Supplies—0.02%
Hill-Rom Holdings, Inc.	5	70

Pharmaceuticals—25.07%
Abbott Laboratories	240	13,306
AstraZeneca plc—ADR (United Kingdom)	286	11,020
Bristol-Myers Squibb Co.	405	8,671
Eli Lilly & Co.	217	7,990
GlaxoSmithKline plc—ADR (United Kingdom)	502	17,701
Johnson & Johnson	365	21,057
Merck & Co., Inc.	455	12,990
Pfizer, Inc.	1,178	17,175
Wyeth	253	10,871

		120,781

Total Health Care		120,851

Investment Portfolio - January 31, 2009 (unaudited)

Dividend Focus Series	Shares	Value
Industrials—7.62%
Air Freight & Logistics—1.93%
United Parcel Service, Inc.—Class B	219	9,305

Building Products—0.14%
Masco Corp.	87	680

Commercial Services & Supplies—1.32%
Avery Dennison Corp.	22	533
Pitney Bowes, Inc.	45	1,002
Republic Services, Inc.	36	931
RR Donnelley & Sons Co.	52	508
Waste Management, Inc.	108	3,369

		6,343

Electrical Equipment—1.41%
Cooper Industries Ltd.—Class A	36	969
Emerson Electric Co.	170	5,559
Hubbell, Inc.—Class B	9	279

		6,807

Industrial Conglomerates—1.69%
3M Co.	151	8,122

Machinery—1.13%
Eaton Corp.	35	1,541
Illinois Tool Works, Inc.	110	3,593
Pentair, Inc.	13	297

		5,431

Total Industrials		36,688

Information Technology—7.13%
IT Services—1.19%
Automatic Data Processing, Inc.	106	3,851
Paychex, Inc.	78	1,895

		5,746

Semiconductors & Semiconductor Equipment—5.94%
Analog Devices, Inc.	65	1,299
Intel Corp.	1,225	15,803
Linear Technology Corp.	51	1,194
Microchip Technology, Inc.	42	797
STMicroelectronics N.V.—NY Shares (Switzerland)	185	956
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Taiwan)	1,134	8,550

		28,599

Total Information Technology		34,345

Materials—3.53%
Chemicals—2.39%
Ashland, Inc.	8	64
The Dow Chemical Co.	216	2,503
Eastman Chemical Co.	17	441
E.I. Du Pont de Nemours & Co.	198	4,546
International Flavors & Fragrances, Inc.	14	401
The Lubrizol Corp.	15	512
PPG Industries, Inc.	37	1,390
Rohm & Haas Co.	30	1,656

		11,513

Containers & Packaging—0.19%
Bemis Co., Inc.	18	406
Sonoco Products Co.	22	504

		910

Investment Portfolio - January 31, 2009 (unaudited)

Dividend Focus Series	Shares	Value
Metals & Mining—0.64%
Southern Copper Corp.	192	2,676
Teck Cominco Ltd.—Class B (Canada)	108	413

		3,089

Paper & Forest Products—0.31%
International Paper Co.	102	930
MeadWestvaco Corp.	39	454
Votorantim Celulose e Papel S.A.—ADR* (Brazil)	18	104

		1,488

Total Materials		17,000

Telecommunication Services—3.14%
Diversified Telecommunication Services—0.64%
Brasil Telecom S.A.—ADR (Brazil)	38	579
Hellenic Telecommunications Organization S.A. (OTE)—ADR (Greece)	194	1,471
Magyar Telekom Telecommunications plc—ADR (Hungary)	44	539
Telecom Corp. of New Zealand Ltd.—ADR (New Zealand)	75	505

		3,094

Wireless Telecommunication Services—2.50%
NTT DoCoMo, Inc.—ADR (Japan)	672	11,572
Partner Communications Co. Ltd.—ADR (Israel)	31	479

		12,051

Total Telecommunication Services		15,145

Utilities—1.47%
Electric Utilities—0.28%
CPFL Energia S.A.—ADR (Brazil)	35	1,346

Gas Utilities—0.12%
National Fuel Gas Co.	19	569

Multi-Utilities—0.97%
Alliant Energy Corp.	22	634
MDU Resources Group, Inc.	31	617
Public Service Enterprise Group, Inc.	109	3,441

		4,692

Water Utilities—0.10%
Cia de Saneamento Basico do Estado de Sao Paulo—ADR (Brazil)	23	499

Total Utilities		7,106

TOTAL COMMON STOCKS (Identified Cost $490,770)		458,521

SHORT-TERM INVESTMENTS—4.63%
Dreyfus Cash Management, Inc.—Institutional Shares (Identified Cost $22,325)	22,325	22,325

TOTAL INVESTMENTS—99.81% (Identified Cost $513,095)		480,846
OTHER ASSETS, LESS LIABILITIES—0.19%		916

NET ASSETS—100%		$481,762

*	Non-income producing security

ADR—American Depository Receipt

NVS—Non-Voting Shares

Investment Portfolio - January 31, 2009 (unaudited)

Federal Tax Information:

On January 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$513,095

Unrealized appreciation	$6,650
Unrealized depreciation	(38,899)

Net unrealized depreciation	$(32,249)

Security Valuation

Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds, which are valued at the closing price on the exchange.

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 7, 2008, the beginning of its current fiscal period. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of January 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$480,846	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$480,846	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of January 31, 2009.

Investment Portfolio - January 31, 2009 (unaudited)

Equity Series	Shares/ Principal Amount	Value
COMMON STOCKS—90.1%

Consumer Discretionary—18.2%
Hotels, Restaurants & Leisure—4.5%
Carnival Corp.	776,560	$14,125,626
International Game Technology	586,590	6,217,854

		20,343,480

Household Durables—1.1%
Fortune Brands, Inc.	162,410	5,197,120

Media—6.6%
Charter Communications, Inc.—Class A*	2,536,470	228,282
Comcast Corp.—Class A	927,130	13,582,454
The Walt Disney Co.	775,320	16,033,618

		29,844,354

Multiline Retail—1.4%
Nordstrom, Inc.	500,950	6,357,056

Specialty Retail—4.6%
Dick’s Sporting Goods, Inc.*	490,070	5,395,671
The Home Depot, Inc.	377,080	8,118,532
Lowe’s Companies, Inc.	415,730	7,595,387

		21,109,590

Total Consumer Discretionary		82,851,600

Consumer Staples—1.0%
Food Products—1.0%
Dean Foods Co.*	240,650	4,654,171

Energy—3.8%
Energy Equipment & Services—3.8%
Baker Hughes, Inc.	264,790	8,822,803
Weatherford International Ltd.*	761,680	8,401,330

Total Energy		17,224,133

Financials—4.8%
Capital Markets—3.5%
The Charles Schwab Corp.	472,190	6,417,062
SEI Investments Co.	742,830	9,411,656

		15,828,718

Consumer Finance—1.3%
American Express Co.	363,070	6,074,161

Total Financials		21,902,879

Health Care—17.0%
Biotechnology—0.9%
Genzyme Corp.*	57,730	3,978,752

Health Care Equipment & Supplies—3.5%
Becton, Dickinson & Co.	102,870	7,475,563
Inverness Medical Innovations, Inc.*	347,210	8,496,229

		15,971,792

Health Care Providers & Services—2.7%
Quest Diagnostics, Inc.	254,070	12,538,355

Health Care Technology—3.0%
Cerner Corp.*	296,390	9,994,271
Eclipsys Corp.*	443,330	3,883,571

		13,877,842

Investment Portfolio - January 31, 2009 (unaudited)

Equity Series	Shares/ Principal Amount	Value
Life Sciences Tools & Services—4.6%
Millipore Corp.*	114,440	6,312,510
PerkinElmer, Inc.	550,000	6,941,000
Thermo Fisher Scientific, Inc.*	209,150	7,514,759

		20,768,269

Pharmaceuticals—2.3%
Johnson & Johnson	180,810	10,430,929

Total Health Care		77,565,939

Industrials—15.1%
Air Freight & Logistics—6.2%
FedEx Corp.	266,480	13,574,491
United Parcel Service, Inc.—Class B	345,040	14,660,750

		28,235,241

Airlines—3.7%
JetBlue Airways Corp.*	689,470	3,881,716
Southwest Airlines Co.	1,863,740	13,102,092

		16,983,808

Industrial Conglomerates—2.7%
3M Co.	225,940	12,153,313

Machinery—0.8%
PACCAR, Inc.	132,760	3,503,536

Road & Rail—1.7%
Heartland Express, Inc.	172,670	2,324,138
J.B. Hunt Transport Services, Inc.	146,130	3,254,315
Knight Transportation, Inc.	168,970	2,254,060

		7,832,513

Total Industrials		68,708,411

Information Technology—24.3%
Communications Equipment—4.2%
Cisco Systems, Inc.*	844,100	12,636,177
Juniper Networks, Inc.*	472,110	6,685,078

		19,321,255

Computers & Peripherals—4.5%
EMC Corp.*	1,869,920	20,643,917

Internet Software & Services—5.7%
Google, Inc.—Class A*	76,320	25,836,610

IT Services—0.8%
Automatic Data Processing, Inc.	94,200	3,422,286

Semiconductors & Semiconductor Equipment—1.3%
KLA-Tencor Corp.	147,600	2,957,904
Lam Research Corp.*	145,960	2,949,852

		5,907,756

Software—7.8%
Autodesk, Inc.*	413,590	6,849,050
Electronic Arts, Inc. (EA)*	675,400	10,428,176
Microsoft Corp.	857,810	14,668,551
Salesforce.com, Inc.*	126,280	3,360,311

		35,306,088

Total Information Technology		110,437,912

Materials—4.3%
Chemicals—1.3%
Monsanto Co.	79,120	6,017,867

Investment Portfolio - January 31, 2009 (unaudited)

Equity Series	Shares/ Principal Amount	Value
Paper & Forest Products—3.0%
Weyerhaeuser Co.	503,330	13,761,042

Total Materials		19,778,909

Utilities—1.6%
Independent Power Producers & Energy Traders—1.6%
Mirant Corp.*	413,160	7,093,957

TOTAL COMMON STOCKS (Identified Cost $599,932,645)		410,217,911

SHORT-TERM INVESTMENTS—9.3%
Dreyfus Cash Management, Inc.—Institutional Shares	21,630,076	21,630,076
Federal Home Loan Bank Discount Note, 3/17/2009	$5,000,000	4,998,956
Federal Home Loan Bank Discount Note, 4/6/2009	8,000,000	7,996,018
Freddie Mac Discount Note, 2/20/2009	8,000,000	7,999,911

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $42,625,113)		42,624,961

TOTAL INVESTMENTS—99.4% (Identified Cost $642,557,758)		452,842,872
OTHER ASSETS, LESS LIABILITIES—0.6%		2,633,984

NET ASSETS—100%		$455,506,856

*	Non-income producing security

Federal Tax Information:

On January 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$644,170,810

Unrealized appreciation	$2,709,490
Unrealized depreciation	(194,037,428)

Net unrealized depreciation	$(191,327,938)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

Investment Portfolio - January 31, 2009 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of January 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$431,847,987	$—
Level 2—Other Significant Observable Inputs	20,994,885	—
Level 3—Significant Unobservable Inputs	—	—
Total	$452,842,872	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or January 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2009 (unaudited)

Overseas Series	Shares/ Principal Amount	Value
COMMON STOCKS—89.19%

Consumer Discretionary—8.75%
Automobiles—1.45%
Suzuki Motor Corp. (Japan)	205,600	$2,822,365

Hotels, Restaurants & Leisure—0.77%
Club Mediterranee S.A.* (France)	104,168	1,486,914

Leisure Equipment & Products—1.45%
Sankyo Co. Ltd. (Japan)	58,000	2,815,409

Media—3.81%
Grupo Televisa S.A.—ADR (Mexico)	280,130	3,919,019
Societe Television Francaise 1 (France)	321,000	3,468,360

		7,387,379

Textiles, Apparel & Luxury Goods—1.27%
Adidas AG (Germany)	70,430	2,456,074

Total Consumer Discretionary		16,968,141

Consumer Staples—16.13%
Beverages—4.60%
Carlsberg A/S—Class B (Denmark)	129,750	4,324,480
Heineken N.V. (Netherlands)	155,400	4,585,626

		8,910,106

Food & Staples Retailing—1.80%
Carrefour S.A. (France)	101,970	3,497,211

Food Products—7.80%
Cadbury plc (United Kingdom)	272,236	2,203,118
Nestle S.A. (Switzerland)	125,950	4,364,529
Unilever plc—ADR (United Kingdom)	390,250	8,554,280

		15,121,927

Personal Products—1.93%
L’Oreal S.A. (France)	26,790	1,786,846
Natura Cosmeticos S.A. (Brazil)	226,950	1,947,523

		3,734,369

Total Consumer Staples		31,263,613

Energy—3.96%
Energy Equipment & Services—3.96%
Calfrac Well Services Ltd. (Canada)	398,610	2,634,202
Compagnie Generale de Geophysique—Veritas (CGG—Veritas)* (France)	251,670	3,070,121
Trican Well Service Ltd. (Canada)	355,480	1,969,250

Total Energy		7,673,573

Financials—5.00%
Commercial Banks—0.94%
Societe Generale (France)	43,420	1,831,563

Diversified Financial Services—1.02%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	53,390	1,982,141

Insurance—3.03%
Allianz SE (Germany)	43,520	3,679,363
Willis Group Holdings Ltd. (United Kingdom)	88,300	2,186,308

		5,865,671

Thrifts & Mortgage Finance—0.01%
Aareal Bank AG (Germany)	2,585	12,840

Total Financials		9,692,215

Investment Portfolio - January 31, 2009 (unaudited)

Overseas Series	Shares/ Principal Amount	Value
Health Care—19.65%
Health Care Equipment & Supplies—5.69%
Covidien Ltd. (Bermuda)	116,910	4,482,329
Nobel Biocare Holding AG (Switzerland)	122,940	1,898,970
Straumann Holding AG (Switzerland)	11,920	1,830,920
Synthes, Inc. (United States)	23,240	2,812,050

		11,024,269

Health Care Providers & Services—5.15%
BML, Inc. (Japan)	77,100	1,789,729
Bumrungrad Hospital Public Co. Ltd.—NVDR (Thailand)	2,362,700	1,487,250
Diagnosticos da America S.A. (Brazil)	164,760	1,598,577
Sonic Healthcare Ltd. (Australia)	578,430	5,107,112

		9,982,668

Life Sciences Tools & Services—5.03%
Lonza Group AG (Switzerland)	58,670	5,368,596
QIAGEN N.V.* (Netherlands)	254,800	4,369,820

		9,738,416

Pharmaceuticals—3.78%
Novartis AG—ADR (Switzerland)	124,630	5,142,234
Santen Pharmaceutical Co. Ltd. (Japan)	68,000	2,191,717

		7,333,951

Total Health Care		38,079,304

Industrials—15.03%
Aerospace & Defense—3.35%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	430,670	6,490,197

Air Freight & Logistics—2.43%
TNT N.V. (Netherlands)	269,970	4,719,368

Electrical Equipment—4.57%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	273,280	3,566,304
Gamesa Corporacion Tecnologica S.A. (Spain)	116,640	1,968,066
Nexans S.A. (France)	57,520	3,318,447

		8,852,817

Industrial Conglomerates—3.75%
Siemens AG (Germany)	98,170	5,529,784
Tyco International Ltd. (Bermuda)	82,850	1,741,507

		7,271,291

Machinery—0.93%
Schindler Holding AG (Switzerland)	39,770	1,795,567

Total Industrials		29,129,240

Information Technology—16.82%
Communications Equipment—2.86%
Alcatel-Lucent—ADR* (France)	1,042,860	2,054,434
Nokia—ADR (Finland)	284,140	3,486,398

		5,540,832

Semiconductors & Semiconductor Equipment—3.80%
ASML Holding N.V. (Netherlands)	172,240	2,868,719
Tokyo Electron Ltd. (Japan)	119,600	4,487,330

		7,356,049

Software—10.16%
Aladdin Knowledge Systems Ltd.* (Israel)	55,220	611,285
Amdocs Ltd.* (Guernsey)	443,670	7,506,896
Misys plc (United Kingdom)	869,545	1,467,868
SAP AG—ADR (Germany)	137,440	4,862,627
Square Enix Holdings Co. Ltd. (Japan)	81,300	2,213,076
UbiSoft Entertainment S.A.* (France)	214,260	3,036,445

		19,698,197

Total Information Technology		32,595,078

Investment Portfolio - January 31, 2009 (unaudited)

Overseas Series	Shares/ Principal Amount	Value
Materials—1.31%
Metals & Mining—1.00%
Antofagasta plc (United Kingdom)	318,810	1,940,217

Paper & Forest Products—0.31%
Norbord, Inc. (Canada)	1,117,820	592,790

Total Materials		2,533,007

Telecommunication Services—2.54%
Wireless Telecommunication Services—2.54%
Hutchison Telecommunications International Ltd. (Hong Kong)	6,307,000	1,594,238
SK Telecom Co. Ltd.—ADR (South Korea)	203,620	3,329,187

Total Telecommunication Services		4,923,425

TOTAL COMMON STOCKS (Identified Cost $280,056,608)		172,857,596

PREFERRED STOCKS—0.87%
Consumer Staples—0.87%
Household Products—0.87%
Henkel AG & Co. KGaA (Germany)
(Identified Cost $2,538,000)	65,150	1,685,611

SHORT-TERM INVESTMENTS—8.64%
Dreyfus Cash Management, Inc.—Institutional Shares	8,743,431	8,743,431
Fannie Mae Discount Note, 4/6/2009	$2,000,000	1,999,194
Federal Home Loan Bank Discount Note, 4/6/2009	6,000,000	5,996,747

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $16,739,289)		16,739,372

TOTAL INVESTMENTS—98.70% (Identified Cost $299,333,897)		191,282,579
OTHER ASSETS, LESS LIABILITIES—1.30%		2,509,646

NET ASSETS—100%		$193,792,225

*	Non-income producing security

ADR—American Depository Receipt

NVDR—Non-Voting Depository Receipt

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

France—13.17%; Switzerland—12.37%.

Federal Tax Information:

On January 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$299,361,467

Unrealized appreciation	$1,293,652
Unrealized depreciation	(109,372,540)

Net unrealized depreciation	$(108,078,888)

Investment Portfolio - January 31, 2009 (unaudited)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of January 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$183,286,638	$—
Level 2—Other Significant Observable Inputs	7,995,941	—
Level 3—Significant Unobservable Inputs	—	—

Total	$191,282,579	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or January 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2009 (unaudited)

Tax Managed Series	Shares/ Principal Amount	Value
COMMON STOCKS—92.9%

Consumer Discretionary—14.2%
Hotels, Restaurants & Leisure—2.3%
Carnival Corp.	17,910	$325,783

Household Durables—1.0%
Fortune Brands, Inc.	4,300	137,600

Media—5.3%
Charter Communications, Inc.—Class A*	96,410	8,677
Comcast Corp.—Class A	29,010	424,997
The Walt Disney Co.	15,570	321,988

		755,662

Multiline Retail—1.2%
Nordstrom, Inc.	13,970	177,279

Specialty Retail—4.4%
Dick’s Sporting Goods, Inc.*	13,070	143,901
The Home Depot, Inc.	11,380	245,011
Lowe’s Companies, Inc.	12,460	227,644

		616,556

Total Consumer Discretionary		2,012,880

Consumer Staples—7.7%
Food Products—6.6%
Dean Foods Co.*	6,690	129,385
Nestle S.A. (Switzerland)	6,440	223,164
Unilever plc—ADR (United Kingdom)	26,660	584,387

		936,936

Personal Products—1.1%
L’Oreal S.A. (France)	2,340	156,074

Total Consumer Staples		1,093,010

Energy—3.5%
Energy Equipment & Services—3.5%
Baker Hughes, Inc.	6,660	221,911
National-Oilwell Varco, Inc.*	2,752	72,763
Weatherford International Ltd.*	17,690	195,121

Total Energy		489,795

Financials—3.8%
Capital Markets—2.6%
The Charles Schwab Corp.	13,500	183,465
SEI Investments Co.	14,080	178,394

		361,859

Consumer Finance—1.2%
American Express Co.	10,570	176,836

Total Financials		538,695

Health Care—17.6%
Biotechnology—0.8%
Genzyme Corp.*	1,680	115,786

Investment Portfolio - January 31, 2009 (unaudited)

Tax Managed Series	Shares/ Principal Amount	Value
Health Care Equipment & Supplies—3.0%
Becton, Dickinson & Co.	2,850	207,110
Inverness Medical Innovations, Inc.*	8,990	219,985

		427,095

Health Care Providers & Services—2.5%
Quest Diagnostics, Inc.	7,150	352,853

Health Care Technology—2.1%
Cerner Corp.*	8,870	299,097

Life Sciences Tools & Services—5.1%
Lonza Group AG (Switzerland)	1,350	123,532
Millipore Corp.*	2,920	161,067
PerkinElmer, Inc.	15,720	198,386
Thermo Fisher Scientific, Inc.*	6,530	234,623

		717,608

Pharmaceuticals—4.1%
Johnson & Johnson	5,330	307,488
Novartis AG—ADR (Switzerland)	6,530	269,428

		576,916

Total Health Care		2,489,355

Industrials—12.4%
Air Freight & Logistics—5.2%
FedEx Corp.	6,880	350,467
United Parcel Service, Inc.—Class B	8,920	379,011

		729,478

Airlines—2.5%
JetBlue Airways Corp.*	16,430	92,501
Southwest Airlines Co.	37,840	266,015

		358,516

Industrial Conglomerates—2.0%
3M Co.	5,290	284,549

Machinery—1.3%
PACCAR, Inc.	6,690	176,549

Road & Rail—1.4%
Heartland Express, Inc.	4,470	60,166
J.B. Hunt Transport Services, Inc.	3,830	85,294
Knight Transportation, Inc.	4,380	58,429

		203,889

Total Industrials		1,752,981

Information Technology—28.2%
Communications Equipment—5.2%
Cisco Systems, Inc.*	26,390	395,058
Juniper Networks, Inc.*	12,990	183,938
Nokia—ADR (Finland)	12,830	157,424

		736,420

Investment Portfolio - January 31, 2009 (unaudited)

Tax Managed Series	Shares/ Principal Amount	Value
Computers & Peripherals—4.5%
EMC Corp.*	57,380	633,475

Internet Software & Services—6.4%
Google, Inc.—Class A*	2,660	900,490

IT Services—0.7%
Automatic Data Processing, Inc.	2,740	99,544

Semiconductors & Semiconductor Equipment—2.6%
ASML Holding N.V. (Netherlands)	6,580	109,592
KLA-Tencor Corp.	4,120	82,565
Lam Research Corp.*	4,140	83,669
Tokyo Electron Ltd. (Japan)	2,400	90,047

		365,873

Software—8.8%
Autodesk, Inc.*	11,580	191,765
Electronic Arts, Inc. (EA)*	18,510	285,794
Microsoft Corp.	20,050	342,855
Salesforce.com, Inc.*	3,710	98,723
SAP AG—ADR (Germany)	9,310	329,388

		1,248,525

Total Information Technology		3,984,327

Materials—4.1%
Chemicals—1.5%
Monsanto Co.	2,890	219,813

Paper & Forest Products—2.6%
Weyerhaeuser Co.	13,360	365,262

Total Materials		585,075

Utilities—1.4%
Independent Power Producers & Energy Traders—1.4%
Mirant Corp.*	11,330	194,536

TOTAL COMMON STOCKS (Identified Cost $18,207,008)		13,140,654

SHORT-TERM INVESTMENTS—5.4%
Dreyfus Cash Management, Inc.—Institutional Shares	465,804	465,804
Freddie Mac Discount Note, 2/20/2009	$300,000	299,997

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $765,778)		765,801

TOTAL INVESTMENTS—98.3% (Identified Cost $18,972,786)		13,906,455
OTHER ASSETS, LESS LIABILITIES—1.7%		242,234

NET ASSETS—100%		$14,148,689

Investment Portfolio - January 31, 2009 (unaudited)

Tax Managed Series	Shares/ Principal Amount	Value

*	Non-income producing security

ADR—American Depository Receipt

Federal Tax Information:

On January 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$19,233,140

Unrealized appreciation	$157,965
Unrealized depreciation	(5,484,650)

Net unrealized depreciation	$(5,326,685)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of January 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$13,606,458	$—
Level 2—Other Significant Observable Inputs	299,997	—
Level 3—Significant Unobservable Inputs	—	—

Total	$13,906,455	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or January 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
COMMON STOCKS—23.55%

Consumer Discretionary—3.27%
Auto Components—0.01%
Hankook Tire Co. Ltd. (South Korea)	840	$8,099

Automobiles—0.01%
Suzuki Motor Corp. (Japan)	1,000	13,727

Diversified Consumer Services—0.03%
Jackson Hewitt Tax Service, Inc.	3,790	50,180

Hotels, Restaurants & Leisure—0.77%
Carnival Corp.	53,379	970,964
Club Mediterranee S.A.* (France)	305	4,354
International Game Technology	27,660	293,196

		1,268,514

Household Durables—0.29%
Corporacion Geo S.A.B. de C.V.—Class B* (Mexico)	2,270	2,505
Fortune Brands, Inc.	14,610	467,520
LG Electronics, Inc. (South Korea)	120	6,264
Rodobens Negocios Imobiliarios S.A. (Brazil)	2,180	7,342

		483,631

Leisure Equipment & Products—0.01%
Sankyo Co. Ltd. (Japan)	300	14,562

Media—1.31%
Charter Communications, Inc.—Class A*	165,480	14,893
Comcast Corp.—Class A	71,921	1,053,643
Grupo Televisa S.A.—ADR (Mexico)	970	13,570
Impresa S.A. (SGPS)* (Portugal)	820	808
The McGraw-Hill Companies, Inc.	820	18,032
Mediacom Communications Corp.—Class A*	9,010	48,654
Mediaset S.p.A. (Italy)	595	2,906
Reed Elsevier plc—ADR (United Kingdom)	198	5,966
Societe Television Francaise 1 (France)	1,650	17,828
The Walt Disney Co.	47,150	975,062
Wolters Kluwer N.V. (Netherlands)	290	5,235

		2,156,597

Multiline Retail—0.01%
Nordstrom, Inc.	980	12,436
PPR (France)	65	3,298

		15,734

Specialty Retail—0.83%
Dick’s Sporting Goods, Inc.*	1,490	16,405
The Home Depot, Inc.	31,836	685,429
KOMERI Co. Ltd. (Japan)	100	1,853
Lowe’s Companies, Inc.	34,940	638,354
Tractor Supply Co.*	640	21,574

		1,363,615

Textiles, Apparel & Luxury Goods—0.00%**
Adidas AG (Germany)	130	4,533
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	40	2,192

		6,725

Total Consumer Discretionary		5,381,384

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Consumer Staples—1.43%
Beverages—0.02%
Carlsberg A/S—Class B (Denmark)	250	8,332
Diageo plc (United Kingdom)	290	3,967
Heineken N.V. (Netherlands)	670	19,771

		32,070

Food & Staples Retailing—0.05%
BJ’s Wholesale Club, Inc.*	570	16,348
Carrefour S.A. (France)	1,510	51,788
Casino Guichard-Perrachon S.A. (France)	100	6,587
Tesco plc (United Kingdom)	2,675	13,884

		88,607

Food Products—1.35%
Cadbury plc (United Kingdom)	6,323	51,170
Dean Foods Co.*	21,060	407,300
Groupe Danone (France)	160	8,244
Nestle S.A. (Switzerland)	8,950	310,143
Sanderson Farms, Inc.	170	6,151
Suedzucker AG (Germany)	120	1,889
Unilever plc—ADR (United Kingdom)	65,420	1,434,006

		2,218,903

Household Products—0.00%**
Reckitt Benckiser Group plc (United Kingdom)	145	5,620

Personal Products—0.01%
Natura Cosmeticos S.A. (Brazil)	960	8,238

Total Consumer Staples		2,353,438

Energy—0.92%
Energy Equipment & Services—0.86%
Baker Hughes, Inc.	22,355	744,869
Calfrac Well Services Ltd. (Canada)	1,840	12,160
Compagnie Generale de Geophysique—Veritas (CGG—Veritas)* (France)	575	7,014
Dril-Quip, Inc.*	190	4,655
Trican Well Service Ltd. (Canada)	950	5,263
Weatherford International Ltd.*	57,744	636,916

		1,410,877

Oil, Gas & Consumable Fuels—0.06%
BP plc (United Kingdom)	450	3,224
Edge Petroleum Corp.*	1,950	351
Eni S.p.A. (Italy)	475	10,119
Forest Oil Corp.*	145	2,175
Mariner Energy, Inc.*	111	1,099
Petroleo Brasileiro S.A. (Petrobras)—ADR (Brazil)	1,680	36,389
Royal Dutch Shell plc—Class B (Netherlands)	156	3,748
Royal Dutch Shell plc—Class B—ADR (Netherlands)	650	31,090
Total S.A. (France)	160	8,024

		96,219

Total Energy		1,507,096

Financials—1.01%
Capital Markets—0.38%
Bank of New York Mellon Corp.[1]	450	11,583
The Charles Schwab Corp.	1,090	14,813
Federated Investors, Inc.—Class B	4,730	92,330
Franklin Resources, Inc.	280	13,558
Janus Capital Group, Inc.	4,910	25,778
SEI Investments Co.	36,340	460,428
T. Rowe Price Group, Inc.	220	6,068

		624,558

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Commercial Banks—0.05%
The Bancorp, Inc.*	1,340	4,141
BNP Paribas (France)	100	3,842
Commerzbank AG (Germany)	250	1,151
Credit Agricole S.A. (France)	160	1,954
The Hachijuni Bank Ltd. (Japan)	800	4,551
HSBC Holdings plc—ADR (United Kingdom)	690	26,800
Societe Generale (France)	186	7,846
Societe Generale—ADR (France)	695	5,803
The Sumitomo Trust & Banking Co. Ltd. (Japan)	800	4,017
TCF Financial Corp.	1,090	13,505
UniCredit S.p.A. (Italy)	1,455	2,574
Wilmington Trust Corp.	530	7,256

		83,440

Consumer Finance—0.37%
American Express Co.	35,340	591,238
Capital One Financial Corp.	670	10,613

		601,851

Diversified Financial Services—0.06%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	665	24,689
ING Groep N.V. (Netherlands)	185	1,511
JPMorgan Chase & Co.	1,420	36,224
Moody’s Corp.	1,620	34,700

		97,124

Insurance—0.14%
Allianz SE (Germany)	490	41,427
AXA S.A. (France)	160	2,502
Brown & Brown, Inc.	1,110	21,234
First American Corp.	890	19,438
Muenchener Rueckver AG (Germany)	165	21,926
Principal Financial Group, Inc.	850	14,101
The Progressive Corp.	3,140	38,151
Torchmark Corp.	360	10,800
Willis Group Holdings Ltd. (United Kingdom)	2,165	53,605

		223,184

Real Estate Investment Trusts (REITS)—0.00%**
Alstria Office REIT AG (Germany)	880	5,633

Thrifts & Mortgage Finance—0.01%
Aareal Bank AG (Germany)	525	2,608
First Niagara Financial Group, Inc.	1,700	22,202

		24,810

Total Financials		1,660,600

Health Care—5.03%
Biotechnology—0.26%
Celera Corp.*	5,970	50,387
Cepheid, Inc.*	3,740	27,826
Genomic Health, Inc.*	2,160	46,224
Genzyme Corp.*	3,970	273,612
Medarex, Inc.*	2,210	13,194
QLT, Inc.* (Canada)	4,850	10,815
Senomyx, Inc.*	860	3,053

		425,111

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Health Care Equipment & Supplies—0.92%
Abaxis, Inc.*	3,230	51,099
Align Technology, Inc.*	4,630	36,484
Alsius Corp.*[2]	3,536	1,025
AtriCure, Inc.*	1,040	1,404
Beckman Coulter, Inc.	1,760	87,507
Becton, Dickinson & Co.	8,690	631,502
Covidien Ltd. (Bermuda)	2,670	102,368
DENTSPLY International, Inc.	1,210	32,561
Dexcom, Inc.*	8,360	27,003
Gen-Probe, Inc.*	1,140	51,323
IDEXX Laboratories, Inc.*	900	29,520
Inverness Medical Innovations, Inc.*	6,040	147,799
Micrus Endovascular Corp.*	1,775	20,022
Nobel Biocare Holding AG (Switzerland)	700	10,812
OraSure Technologies, Inc.*	13,205	38,030
Orthofix International N.V.* (Netherlands Antilles)	2,810	44,848
Sirona Dental Systems, Inc.*	2,440	29,304
STAAR Surgical Co.*	7,020	13,689
Straumann Holding AG (Switzerland)	335	51,456
Synthes, Inc.	740	89,540
Zimmer Holdings, Inc.*	660	24,024

		1,521,320

Health Care Providers & Services—0.70%
Bumrungrad Hospital Public Co. Ltd.—NVDR (Thailand)	12,000	7,554
Diagnosticos da America S.A. (Brazil)	2,980	28,913
Quest Diagnostics, Inc.	21,240	1,048,194
Sonic Healthcare Ltd. (Australia)	6,710	59,244

		1,143,905

Health Care Technology—0.41%
Cerner Corp.*	15,790	532,439
Eclipsys Corp.*	9,920	86,899
Omnicell, Inc.*	7,710	60,215

		679,553

Life Sciences Tools & Services—1.49%
Caliper Life Sciences, Inc.*	23,247	29,989
Exelixis, Inc.*	10,560	52,061
Life Technologies Corp.*	1,310	33,353
Lonza Group AG (Switzerland)	3,560	325,758
Luminex Corp.*	3,150	64,165
Millipore Corp.*	8,190	451,760
PerkinElmer, Inc.	52,073	657,161
Pharmaceutical Product Development, Inc. (PPD)	1,780	42,524
QIAGEN N.V.* (Netherlands)	2,410	41,332
Thermo Fisher Scientific, Inc.*	20,830	748,422

		2,446,525

Pharmaceuticals—1.25%
AstraZeneca plc (United Kingdom)	25	968
AstraZeneca plc—ADR (United Kingdom)	120	4,624
Bayer AG (Germany)	540	28,862
GlaxoSmithKline plc (United Kingdom)	695	12,281
Johnson & Johnson	17,560	1,013,036
Mylan, Inc.*	2,150	24,360
Novartis AG—ADR (Switzerland)	22,838	942,296
Sanofi-Aventis (France)	31	1,750
Santen Pharmaceutical Co. Ltd. (Japan)	400	12,892
Shire plc (United Kingdom)	635	9,302

		2,050,371

Total Health Care		8,266,785

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Industrials—3.13%
Aerospace & Defense—0.03%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	2,855	43,025
Hexcel Corp.*	910	7,544

		50,569

Air Freight & Logistics—1.22%
FedEx Corp.	18,785	956,908
TNT N.V. (Netherlands)	885	15,471
United Parcel Service, Inc.—Class B	24,292	1,032,167

		2,004,546

Airlines—0.65%
Deutsche Lufthansa AG (Germany)	610	7,473
JetBlue Airways Corp.*	41,024	230,965
Southwest Airlines Co.	117,515	826,130

		1,064,568

Building Products—0.02%
Owens Corning, Inc.*	2,130	28,414

Commercial Services & Supplies—0.02%
Tomra Systems ASA (Norway)	7,190	24,207

Electrical Equipment—0.02%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	1,060	13,833
Gamesa Corporacion Tecnologica S.A. (Spain)	930	15,692
General Cable Corp.*	260	4,280
Nexans S.A. (France)	80	4,615

		38,420

Industrial Conglomerates—0.63%
3M Co.	18,221	980,108
Siemens AG (Germany)	1,060	59,708

		1,039,816

Machinery—0.33%
FreightCar America, Inc.	650	12,447
PACCAR, Inc.	20,150	531,758
Schindler Holding AG (Switzerland)	105	4,741

		548,946

Professional Services—0.03%
Equifax, Inc.	1,240	30,653
Experian plc (Ireland)	3,640	22,798

		53,451

Road & Rail—0.18%
J.B. Hunt Transport Services, Inc.	12,580	280,157
Old Dominion Freight Line, Inc.*	590	14,797

		294,954

Trading Companies & Distributors—0.00%**
Rush Enterprises, Inc.—Class A*	660	6,006

Total Industrials		5,153,897

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Information Technology—7.42%
Communications Equipment—1.56%
Alcatel-Lucent—ADR* (France)	18,500	36,445
BigBand Networks, Inc.*	10,130	51,156
Blue Coat Systems, Inc.*	5,740	55,047
Cisco Systems, Inc.*	84,748	1,268,678
Infinera Corp.*	8,380	57,487
Juniper Networks, Inc.*	33,716	477,419
Nokia—ADR (Finland)	44,757	549,168
Riverbed Technology, Inc.*	7,710	78,256

		2,573,656

Computers & Peripherals—0.99%
EMC Corp.*	146,960	1,622,438

Electronic Equipment, Instruments & Components—0.02%
LoJack Corp.*	7,430	28,234
Planar Systems, Inc.*	4,960	2,282

		30,516

Internet Software & Services—1.69%
Google, Inc.—Class A*	8,215	2,781,024

IT Services—0.26%
Automatic Data Processing, Inc.	10,668	387,568
Online Resources Corp.*	6,820	21,551
Paychex, Inc.	710	17,246

		426,365

Semiconductors & Semiconductor Equipment—0.13%
ASML Holding N.V. (Netherlands)	670	11,159
ASML Holding N.V.—NY Shares (Netherlands)	1,870	30,930
Hynix Semiconductor, Inc.* (South Korea)	230	1,497
KLA-Tencor Corp.	1,340	26,854
Lam Research Corp.*	1,390	28,092
Netlogic Microsystems, Inc.*	3,220	68,296
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Taiwan)	740	5,580
Tokyo Electron Ltd. (Japan)	1,100	41,271

		213,679

Software—2.77%
Amdocs Ltd.* (Guernsey)	5,285	89,422
Autodesk, Inc.*	34,000	563,040
Electronic Arts, Inc. (EA)*	59,970	925,937
Intuit, Inc.*	1,420	32,163
Microsoft Corp.	72,810	1,245,051
Misys plc (United Kingdom)	1,205	2,034
Nuance Communications, Inc.*	5,680	56,005
Salesforce.com, Inc.*	14,480	385,313
SAP AG (Germany)	250	8,945
SAP AG—ADR (Germany)	32,840	1,161,879
Square Enix Holdings Co. Ltd. (Japan)	200	5,444
TIBCO Software, Inc.*	13,260	70,941
UbiSoft Entertainment S.A.* (France)	720	10,204

		4,556,378

Total Information Technology		12,204,056

Materials—1.24%
Chemicals—0.48%
Arkema (France)	2	28
Calgon Carbon Corp.*	1,100	13,827
Monsanto Co.	9,860	749,952
The Scotts Miracle-Gro Co.—Class A	800	25,776

		789,583

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Containers & Packaging—0.02%
Bemis Co., Inc.	1,000	22,570

Metals & Mining—0.03%
Antofagasta plc (United Kingdom)	3,000	18,257
Antofagasta plc—ADR (United Kingdom)	2,800	33,909

		52,166

Paper & Forest Products—0.71%
Norbord, Inc. (Canada)	5,770	3,060
Weyerhaeuser Co.	42,544	1,163,153

		1,166,213

Total Materials		2,030,532

Telecommunication Services—0.07%
Diversified Telecommunication Services—0.01%
France Telecom S.A. (France)	440	9,891
Swisscom AG—ADR (Switzerland)	290	9,077

		18,968

Wireless Telecommunication Services—0.06%
American Tower Corp.—Class A*	380	11,529
Crown Castle International Corp.*	1,090	21,277
Hutchison Telecommunications International Ltd. (Hong Kong)	6,550	1,656
SBA Communications Corp.—Class A*	710	14,129
SK Telecom Co. Ltd.—ADR (South Korea)	3,090	50,522

		99,113

Total Telecommunication Services		118,081

Utilities—0.03%
Electric Utilities—0.01%
E.ON AG (Germany)	665	21,632

Independent Power Producers & Energy Traders—0.01%
Mirant Corp.*	540	9,272

Multi-Utilities—0.00%**
National Grid plc (United Kingdom)	740	6,948

Water Utilities—0.01%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	437	4,730
Companhia de Saneamento de Minas Gerais—Copasa MG (Brazil)	620	5,120

		9,850

Total Utilities		47,702

TOTAL COMMON STOCKS (Identified Cost $51,761,061)		38,723,571

PREFERRED STOCKS—0.13%
Consumer Staples—0.01%
Household Products—0.01%
Henkel AG & Co. KGaA (Germany)	330	8,538

Financials—0.12%
Commercial Banks—0.05%
PNC Financial Services Group, Inc.—Series K	65,000	48,544
Wells Fargo & Co.—Series K	70,000	43,400

		91,944

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Diversified Financial Services—0.07%
Bank of America Corp.—Series K	70,000	37,076
Citigroup, Inc.,—Series E	75,000	27,392
JPMorgan Chase & Co.—Series 1	65,000	49,403

		113,871

Total Financials		205,815

TOTAL PREFERRED STOCKS (Identified Cost $297,297)		214,353

WARRANTS—0.00%**
Health Care—0.00%**
Life Sciences Tools & Services—0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $215)	348	26

CORPORATE BONDS—20.13%
Convertible Corporate Bonds—0.16%
Consumer Discretionary—0.03%
Hotels, Restaurants & Leisure—0.03%
Carnival Corp., 2.00%, 4/15/2021	$55,000	48,606

Media—0.00%**
Charter Communications, Inc., 6.50%, 10/1/2027	52,000	1,235

Total Consumer Discretionary		49,841

Health Care—0.06%
Biotechnology—0.06%
Amgen, Inc., 0.375%, 2/1/2013	110,000	99,412

Information Technology—0.07%
Computers & Peripherals—0.02%
EMC Corp., 1.75%, 12/1/2013	40,000	37,600

Software—0.05%
Amdocs Ltd., 0.50%, 3/15/2024 (Guernsey)	75,000	74,250

Total Information Technology		111,850

Total Convertible Corporate Bonds (Identified Cost $333,797)		261,103

Non-Convertible Corporate Bonds—19.97%
Consumer Discretionary—0.61%
Hotels, Restaurants & Leisure—0.08%
McDonald’s Corp., 5.80%, 10/15/2017	120,000	130,756

Household Durables—0.08%
Fortune Brands, Inc., 5.375%, 1/15/2016	145,000	126,004

Media—0.19%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	55,000	52,985
British Sky Broadcasting Group plc, 8.20%, 7/15/2009	115,000	116,884
Comcast Corp., 6.50%, 11/15/2035	55,000	53,313
Comcast Corp., 6.95%, 8/15/2037	65,000	66,401
The Walt Disney Co., 7.00%, 3/1/2032	25,000	29,213

		318,796

Multiline Retail—0.07%
Target Corp., 5.875%, 3/1/2012	115,000	121,291

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Specialty Retail—0.15%
Home Depot, Inc., 5.40%, 3/1/2016	140,000	127,303
Lowe’s Companies, Inc., 8.25%, 6/1/2010	110,000	116,728

		244,031

Textiles, Apparel & Luxury Goods—0.04%
VF Corp., 5.95%, 11/1/2017	75,000	67,455

Total Consumer Discretionary		1,008,333

Consumer Staples—0.39%
Beverages—0.15%
The Coca-Cola Co., 5.35%, 11/15/2017	120,000	127,412
Pepsico, Inc., 5.00%, 6/1/2018	110,000	114,683

		242,095

Food & Staples Retailing—0.09%
The Kroger Co., 6.80%, 4/1/2011	20,000	21,136
The Kroger Co., 6.75%, 4/15/2012	115,000	121,159

		142,295

Food Products—0.15%
General Mills, Inc., 6.00%, 2/15/2012	115,000	120,720
Kraft Foods Inc., 6.125%, 2/1/2018	125,000	127,464

		248,184

Total Consumer Staples		632,574

Energy—0.26%
Energy Equipment & Services—0.07%
Baker Hughes, Inc., 7.50%, 11/15/2018	110,000	121,710

Oil, Gas & Consumable Fuels—0.19%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	65,000	58,640
Apache Corp., 6.90%, 9/15/2018	115,000	127,434
Arch Western Finance LLC, 6.75%, 7/1/2013	130,000	123,175

		309,249

Total Energy		430,959

Financials—13.78%
Capital Markets—2.13%
The Goldman Sachs Group, Inc.[3], 3.25%, 6/15/2012	3,266,000	3,351,684
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	55,000	37,041
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	20,000	15,422
Morgan Stanley, 5.55%, 4/27/2017	112,000	95,434

		3,499,581

Commercial Banks—2.43%
Household Finance Co. (now known as HSBC Finance Corp.), 6.375%, 11/27/2012	55,000	54,386
HSBC Financial Corp., 7.00%, 5/15/2012	125,000	129,850
Key Bank National Association[3], 3.20%, 6/15/2012	476,000	488,350
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	160,000	143,104
PNC Bank National Association, 5.25%, 1/15/2017	195,000	176,405
PNC Funding Corp.[3], 2.30%, 6/22/2012	2,246,000	2,234,642
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	31,255
U.S. Bank National Association, 6.30%, 2/4/2014	100,000	105,261
Wachovia Corp., 5.25%, 8/1/2014	115,000	102,454
Wells Fargo & Co.[3], 3.00%, 12/9/2011	515,000	528,981

		3,994,688

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Diversified Financial Services—9.19%
Bank of America Corp.[3], 3.125%, 6/15/2012	5,254,000	5,370,770
Bank of America Corp., 5.75%, 8/15/2016	130,000	110,665
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	35,000	23,651
Citigroup, Inc.[3], 2.875%, 12/9/2011	5,788,000	5,902,626
JPMorgan Chase & Co.[3], 3.125%, 12/1/2011	3,600,000	3,703,284

		15,110,996

Insurance—0.03%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	80,000	28,436
American International Group, Inc., 4.25%, 5/15/2013	30,000	23,662

		52,098

Total Financials		22,657,363

Health Care—0.17%
Pharmaceuticals—0.17%
Abbott Laboratories, 3.50%, 2/17/2009	15,000	15,008
Johnson & Johnson, 5.15%, 7/15/2018	115,000	124,003
Wyeth, 6.50%, 2/1/2034	130,000	139,594

Total Health Care		278,605

Industrials—4.29%
Aerospace & Defense—0.11%
Boeing Capital Corp., 6.50%, 2/15/2012	55,000	57,892
Honeywell International, Inc., 5.30%, 3/1/2018	125,000	125,084

		182,976

Air Freight & Logistics—0.08%
United Parcel Service, Inc., 5.50%, 1/15/2018	120,000	125,250

Airlines—0.07%
Southwest Airlines Co., 5.25%, 10/1/2014	140,000	112,685

Industrial Conglomerates—3.72%
General Electric Capital Corp.[3], 3.00%, 12/9/2011	5,798,000	5,919,822
General Electric Capital Corp., 6.75%, 3/15/2032	130,000	116,487
General Electric Co., 5.25%, 12/6/2017	90,000	85,165

		6,121,474

Machinery—0.17%
Caterpillar Financial Service Corp., 7.05%, 10/1/2018	120,000	124,722
John Deere Capital Corp., 5.50%, 4/13/2017	20,000	19,419
John Deere Capital Corp., 5.75%, 9/10/2018	130,000	127,993

		272,134

Road & Rail—0.14%
CSX Corp., 6.00%, 10/1/2036	150,000	112,798
Union Pacific Corp., 5.65%, 5/1/2017	130,000	124,255

		237,053

Total Industrials		7,051,572

Information Technology—0.23%
Communications Equipment—0.15%
Cisco Systems, Inc., 5.50%, 2/22/2016	115,000	122,910
Corning, Inc., 6.20%, 3/15/2016	135,000	127,062

		249,972

Computers & Peripherals—0.08%
IBM Corp., 5.70%, 9/14/2017	120,000	127,190

Total Information Technology		377,162

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Materials—0.10%
Chemicals—0.07%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	120,000	123,126

Metals & Mining—0.03%
Alcoa, Inc., 5.87%, 2/23/2022	70,000	45,454

Total Materials		168,580

Utilities—0.14%
Electric Utilities—0.13%
Allegheny Energy Supply Co. LLC[4], 8.25%, 4/15/2012	55,000	55,138
American Electric Power Co., Inc.—Series C, 5.375%, 3/15/2010	115,000	115,265
Exelon Generation Co. LLC, 5.35%, 1/15/2014	55,000	50,584

		220,987

Multi-Utilities—0.01%
CenterPoint Energy Resources Corp.—Series B, 7.875%, 4/1/2013	15,000	14,900

Total Utilities		235,887

Total Non-Convertible Corporate Bonds (Identified Cost $33,153,433)		32,841,035

TOTAL CORPORATE BONDS (Identified Cost $33,487,230)		33,102,138

MUTUAL FUNDS—0.56%
Financial Select Sector SPDR Fund	5,220	48,233
iShares iBoxx High Yield Corporate Bond Fund	3,120	234,749
iShares iBoxx Investment Grade Corporate Bond Fund	6,270	625,871
iShares S&P U.S. Preferred Stock Index Fund	490	12,642

TOTAL MUTUAL FUNDS (Identified Cost $876,375)		921,495

U.S. TREASURY SECURITIES—37.60%
U.S. Treasury Bonds—2.00%
U.S. Treasury Bond, 5.50%, 8/15/2028	1,410,000	1,715,794
U.S. Treasury Bond, 5.375%, 2/15/2031	1,300,000	1,577,469

Total U.S. Treasury Bonds (Identified Cost $3,155,354)		3,293,263

U.S. Treasury Notes—35.60%
Interest Stripped—Principal Payment, 2/15/2009	17,000	17,000
U.S. Treasury Note, 3.50%, 11/15/2009	9,000,000	9,209,880
U.S. Treasury Note, 5.00%, 2/15/2011	1,000,000	1,085,078
U.S. Treasury Note, 4.875%, 4/30/2011	9,600,000	10,440,000
U.S. Treasury Note, 4.00%, 11/15/2012	9,000,000	9,850,077
U.S. Treasury Note, 3.625%, 5/15/2013	5,525,000	5,991,603
U.S. Treasury Note, 4.00%, 2/15/2015	14,000,000	15,541,092
U.S. Treasury Note, 3.50%, 2/15/2018	3,000,000	3,161,250
U.S. Treasury Note, 3.75%, 11/15/2018	3,000,000	3,230,640

Total U.S. Treasury Notes (Identified Cost $55,120,124)		58,526,620

TOTAL U.S. TREASURY SECURITIES (Identified Cost $58,275,478)		61,819,883

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
U.S. GOVERNMENT AGENCIES—6.49%
Mortgage-Backed Securities—5.74%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	18,848	19,465
Fannie Mae, Pool #816064, 4.50%, 4/1/2020	144,966	147,353
Fannie Mae, Pool #863151, 4.50%, 11/1/2020	106,014	107,759
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	314,140	322,012
Fannie Mae, Pool #899023, 4.50%, 1/1/2022	99,993	101,524
Fannie Mae, Pool #899287, 5.00%, 2/1/2022	99,603	102,062
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	844,964	857,905
Fannie Mae, Pool #790393, 6.50%, 9/1/2034	4,693	4,909
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	518,391	522,608
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	1,410,351	1,471,187
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	117,825	122,908
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	238,357	245,913
Fannie Mae, Pool #949709, 6.50%, 9/1/2037	2,376	2,478
Fannie Mae, Pool #950248, 6.00%, 10/1/2037	167,280	172,582
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	13,656	14,115
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	88,031	89,371
Federal Home Loan Mortgage Corp., Pool #G11912, 5.50%, 3/1/2021	297,713	307,546
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	66,114	67,705
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	59,191	61,097
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	171,901	174,319
Federal Home Loan Mortgage Corp., Pool #J06512, 5.00%, 12/1/2022	188,358	192,891
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	100,137	103,360
Federal Home Loan Mortgage Corp., Pool #G13136, 4.50%, 5/1/2023	123,000	124,730
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	10,413	10,917
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036	112,933	117,862
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	367,626	373,671
Federal Home Loan Mortgage Corp., Pool #A82556, 5.50%, 10/1/2038	223,770	229,146
GNMA, Pool #365225, 9.00%, 11/15/2024	2,038	2,181
GNMA, Pool #398655, 6.50%, 5/15/2026	1,220	1,273
GNMA, Pool #452826, 9.00%, 1/15/2028	2,110	2,292
GNMA, Pool #460820, 6.00%, 6/15/2028	15,273	15,811
GNMA, Pool #458983, 6.00%, 1/15/2029	34,682	35,872
GNMA, Pool #530481, 8.00%, 8/15/2030	17,003	18,115
GNMA, Pool #577796, 6.00%, 1/15/2032	28,057	28,985
GNMA, Pool #631703, 6.50%, 9/15/2034	7,146	7,427
GNMA, Pool #003808, 6.00%, 1/20/2036	540,994	556,334
GNMA, Pool #651235, 6.50%, 2/15/2036	326,976	339,510
GNMA, Pool #003830, 5.50%, 3/20/2036	1,192,722	1,221,174
GNMA, Pool #671304, 5.50%, 6/15/2037	231,895	238,051
GNMA, Pool #671531, 5.50%, 9/15/2037	227,782	233,829
GNMA, Pool #671161, 5.50%, 11/15/2037	650,189	667,450

Total Mortgage-Backed Securities (Identified Cost $9,161,925)		9,435,699

Other Agencies—0.75%
Fannie Mae, 4.875%, 5/18/2012 (Identified Cost $1,142,813)	1,135,000	1,226,234

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $10,304,738)		10,661,933

SHORT-TERM INVESTMENTS—16.25%
Dreyfus Cash Management, Inc.—Institutional Shares	17,826,036	17,826,036
Federal Home Loan Bank Discount Note, 3/3/2009	$4,000,000	3,999,690
U.S. Treasury Bill, 8/27/2009	4,910,000	4,900,445

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $26,679,553)		26,726,171

TOTAL INVESTMENTS—104.71% (Identified Cost $181,681,947)		172,169,570

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
LIABILITIES, LESS OTHER ASSETS—(4.71%)		(7,736,938)

NET ASSETS—100%		$164,432,632

*	Non-income producing security
**	Less than 0.01%

ADR—American Depository Receipt

NVDR—Non-Voting Depository Receipt

[1]	Bank of New York Mellon Corp. is the Fund’s custodian.
[2]	The Chairman and CEO of the company serves as a director of the Fund.
[3]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[4]

Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $55,137, or 0.03%, of the Series’ net assets as of January 31, 2009.

Federal Tax Information:

On January 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$181,998,318

Unrealized appreciation	$4,547,282
Unrealized depreciation	(14,376,030)

Net unrealized depreciation	$(9,828,748)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of January 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$57,430,877	$—
Level 2—Other Significant Observable Inputs	114,738,693	—
Level 3—Significant Unobservable Inputs	—	—

Total	$172,169,570	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2009, the Series did not hold any derivative instruments.

Investment Portfolio - January 31, 2009 (unaudited)

There were no Level 3 securities held by the Series as of October 31, 2008 or January 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
COMMON STOCKS—45.89%

Consumer Discretionary—6.31%
Auto Components—0.02%
Hankook Tire Co. Ltd. (South Korea)	5,000	$48,209

Automobiles—0.02%
Suzuki Motor Corp. (Japan)	3,600	49,419

Diversified Consumer Services—0.06%
Jackson Hewitt Tax Service, Inc.	11,040	146,170

Hotels, Restaurants & Leisure—1.62%
Carnival Corp.	152,465	2,773,338
Club Mediterranee S.A.* (France)	2,590	36,970
International Game Technology	96,080	1,018,448

		3,828,756

Household Durables—0.57%
Corporacion Geo S.A.B. de C.V.—Class B* (Mexico)	12,430	13,715
Fortune Brands, Inc.	37,380	1,196,160
LG Electronics, Inc. (South Korea)	750	39,147
Rodobens Negocios Imobiliarios S.A. (Brazil)	26,910	90,628

		1,339,650

Leisure Equipment & Products—0.02%
Sankyo Co. Ltd. (Japan)	1,100	53,396

Media—2.47%
Charter Communications, Inc.—Class A*	474,000	42,660
Comcast Corp.—Class A	193,383	2,833,061
Grupo Televisa S.A.—ADR (Mexico)	3,160	44,208
Impresa S.A. (SGPS)* (Portugal)	8,330	8,211
The McGraw-Hill Companies, Inc.	3,140	69,049
Mediacom Communications Corp.—Class A*	23,650	127,710
Mediaset S.p.A. (Italy)	3,735	18,242
Reed Elsevier plc—ADR (United Kingdom)	1,384	41,700
Societe Television Francaise 1 (France)	6,040	65,261
The Walt Disney Co.	122,940	2,542,399
Wolters Kluwer N.V. (Netherlands)	1,995	36,011

		5,828,512

Multiline Retail—0.02%
Nordstrom, Inc.	2,860	36,293
PPR (France)	325	16,489

		52,782

Specialty Retail—1.49%
Dick’s Sporting Goods, Inc.*	4,400	48,444
The Home Depot, Inc.	78,200	1,683,646
KOMERI Co. Ltd. (Japan)	1,600	29,642
Lowe’s Companies, Inc.	94,510	1,726,698
Tractor Supply Co.*	895	30,170

		3,518,600

Textiles, Apparel & Luxury Goods—0.02%
Adidas AG (Germany)	810	28,247
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	480	26,303

		54,550

Total Consumer Discretionary		14,920,044

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Consumer Staples—3.25%
Beverages—0.09%
Carlsberg A/S—Class B (Denmark)	2,350	78,324
Diageo plc (United Kingdom)	1,980	27,084
Heineken N.V. (Netherlands)	2,570	75,837
Kirin Holdings Co. Ltd. (Japan)	3,400	43,342

		224,587

Food & Staples Retailing—0.14%
BJ’s Wholesale Club, Inc.*	1,690	48,469
Carrefour S.A. (France)	5,030	172,511
Casino Guichard-Perrachon S.A. (France)	560	36,889
Tesco plc (United Kingdom)	12,175	63,192

		321,061

Food Products—2.98%
Cadbury plc (United Kingdom)	21,628	175,028
Dean Foods Co.*	59,030	1,141,640
Groupe Danone (France)	1,470	75,746
Nestle S.A. (Switzerland)	40,290	1,396,164
Sanderson Farms, Inc.	670	24,241
Suedzucker AG (Germany)	1,710	26,926
Unilever plc—ADR (United Kingdom)	191,544	4,198,644

		7,038,389

Household Products—0.03%
Kao Corp. (Japan)	700	17,223
Reckitt Benckiser Group plc (United Kingdom)	1,430	55,428

		72,651

Personal Products—0.01%
Natura Cosmeticos S.A. (Brazil)	4,240	36,385

Total Consumer Staples		7,693,073

Energy—1.73%
Energy Equipment & Services—1.56%
Baker Hughes, Inc.	57,415	1,913,068
Calfrac Well Services Ltd. (Canada)	7,450	49,233
Compagnie Generale de Geophysique—Veritas (CGG—Veritas)* (France)	5,150	62,825
Dril-Quip, Inc.*	720	17,640
Trican Well Service Ltd. (Canada)	5,550	30,745
Weatherford International Ltd.*	146,530	1,616,226

		3,689,737

Oil, Gas & Consumable Fuels—0.17%
BP plc (United Kingdom)	4,640	33,247
Edge Petroleum Corp.*	8,170	1,471
Eni S.p.A. (Italy)	2,745	58,475
Forest Oil Corp.*	650	9,750
Mariner Energy, Inc.*	691	6,841
Petroleo Brasileiro S.A. (Petrobras)—ADR (Brazil)	4,930	106,784
Royal Dutch Shell plc—Class B (Netherlands)	1,622	38,968
Royal Dutch Shell plc—Class B—ADR (Netherlands)	1,900	90,877
Total S.A. (France)	820	41,124

		387,537

Total Energy		4,077,274

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Financials—2.14%
Capital Markets—0.77%
Bank of New York Mellon Corp.[1]	2,490	64,093
The Charles Schwab Corp.	3,720	50,555
Daiwa Securities Group, Inc. (Japan)	2,000	11,222
Federated Investors, Inc.—Class B	13,510	263,715
Franklin Resources, Inc.	1,005	48,662
Janus Capital Group, Inc.	13,390	70,297
SEI Investments Co.	101,080	1,280,684
T. Rowe Price Group, Inc.	860	23,719

		1,812,947

Commercial Banks—0.20%
The Bancorp, Inc.*	7,580	23,422
BNP Paribas (France)	480	18,441
The Chugoku Bank Ltd. (Japan)	2,800	39,715
Commerzbank AG (Germany)	1,625	7,479
Credit Agricole S.A. (France)	1,005	12,274
The Hachijuni Bank Ltd. (Japan)	4,800	27,308
HSBC Holdings plc—ADR (United Kingdom)	2,395	93,022
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,800	15,898
Societe Generale (France)	686	28,937
Societe Generale—ADR (France)	3,890	32,481
The Sumitomo Trust & Banking Co. Ltd. (Japan)	4,800	24,102
TCF Financial Corp.	6,370	78,924
UniCredit S.p.A. (Italy)	11,610	20,541
Wilmington Trust Corp.	2,920	39,975

		462,519

Consumer Finance—0.65%
American Express Co.	89,670	1,500,179
Capital One Financial Corp.	2,395	37,937

		1,538,116

Diversified Financial Services—0.13%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	1,665	61,814
ING Groep N.V. (Netherlands)	1,285	10,499
JPMorgan Chase & Co.	4,630	118,111
Moody’s Corp.	5,530	118,453

		308,877

Insurance—0.36%
Allianz SE (Germany)	2,380	201,215
AXA S.A. (France)	1,260	19,703
Brown & Brown, Inc.	4,330	82,833
First American Corp.	3,620	79,061
Muenchener Rueckver AG (Germany)	765	101,657
Principal Financial Group, Inc.	2,490	41,309
The Progressive Corp.	10,570	128,426
Torchmark Corp.	1,840	55,200
Willis Group Holdings Ltd. (United Kingdom)	5,605	138,780

		848,184

Real Estate Investment Trusts (REITS)—0.01%
Alstria Office REIT AG (Germany)	5,200	33,285

Thrifts & Mortgage Finance—0.02%
Aareal Bank AG (Germany)	3,310	16,441
First Niagara Financial Group, Inc.	2,490	32,519

		48,960

Total Financials		5,052,888

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Health Care—9.85%
Biotechnology—0.55%
Celera Corp.*	14,510	122,464
Cepheid, Inc.*	10,960	81,542
Genomic Health, Inc.*	6,430	137,602
Genzyme Corp.*	12,450	858,054
Medarex, Inc.*	7,600	45,372
QLT, Inc.* (Canada)	18,710	41,723
Senomyx, Inc.*	5,220	18,531

		1,305,288

Health Care Equipment & Supplies—1.93%
Abaxis, Inc.*	8,140	128,775
Align Technology, Inc.*	17,860	140,737
Alsius Corp.*[2]	25,695	7,452
AtriCure, Inc.*	6,100	8,235
Beckman Coulter, Inc.	5,140	255,561
Becton, Dickinson & Co.	24,760	1,799,309
Covidien Ltd. (Bermuda)	7,970	305,570
DENTSPLY International, Inc.	4,680	125,939
Dexcom, Inc.*	30,540	98,644
Gen-Probe, Inc.*	3,000	135,060
IDEXX Laboratories, Inc.*	2,680	87,904
Inverness Medical Innovations, Inc.*	17,040	416,969
Micrus Endovascular Corp.*	6,235	70,331
Nobel Biocare Holding AG (Switzerland)	2,590	40,006
OraSure Technologies, Inc.*	55,800	160,704
Orthofix International N.V.* (Netherlands Antilles)	8,250	131,670
Sirona Dental Systems, Inc.*	9,240	110,972
STAAR Surgical Co.*	26,740	52,143
Straumann Holding AG (Switzerland)	860	132,097
Synthes, Inc.	2,330	281,931
Zimmer Holdings, Inc.*	1,970	71,708

		4,561,717

Health Care Providers & Services—1.36%
Bumrungrad Hospital Public Co. Ltd.—NVDR (Thailand)	45,000	28,326
Diagnosticos da America S.A. (Brazil)	13,930	135,155
Quest Diagnostics, Inc.	57,380	2,831,703
Sonic Healthcare Ltd. (Australia)	25,540	225,499

		3,220,683

Health Care Technology—0.83%
Cerner Corp.*	45,820	1,545,050
Eclipsys Corp.*	26,653	233,480
Omnicell, Inc.*	22,790	177,990

		1,956,520

Life Sciences Tools & Services—2.81%
Caliper Life Sciences, Inc.*	54,758	70,638
Exelixis, Inc.*	24,600	121,278
Life Technologies Corp.*	3,840	97,766
Lonza Group AG (Switzerland)	10,150	928,775
Luminex Corp.*	11,920	242,810
Millipore Corp.*	22,790	1,257,096
PerkinElmer, Inc.	133,719	1,687,534
Pharmaceutical Product Development, Inc. (PPD)	5,280	126,139
QIAGEN N.V.* (Netherlands)	14,280	244,902
Thermo Fisher Scientific, Inc.*	51,860	1,863,330

		6,640,268

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Pharmaceuticals—2.37%
AstraZeneca plc (United Kingdom)	240	9,289
AstraZeneca plc—ADR (United Kingdom)	790	30,439
Bayer AG (Germany)	2,545	136,026
GlaxoSmithKline plc (United Kingdom)	1,950	34,458
Johnson & Johnson	44,850	2,587,397
Mylan, Inc.*	23,430	265,462
Novartis AG—ADR (Switzerland)	57,290	2,363,785
Sanofi-Aventis (France)	390	22,011
Santen Pharmaceutical Co. Ltd. (Japan)	1,900	61,239
Shire plc (United Kingdom)	3,905	57,206
Takeda Pharmaceutical Co. Ltd. (Japan)	700	33,122

		5,600,434

Total Health Care		23,284,910

Industrials—6.03%
Aerospace & Defense—0.07%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	8,510	128,246
Hexcel Corp.*	3,500	29,015

		157,261

Air Freight & Logistics—2.33%
FedEx Corp.	52,230	2,660,596
TNT N.V. (Netherlands)	3,200	55,939
United Parcel Service, Inc.—Class B	65,920	2,800,941

		5,517,476

Airlines—1.31%
Deutsche Lufthansa AG (Germany)	3,875	47,474
JetBlue Airways Corp.*	137,186	772,357
Southwest Airlines Co.	323,820	2,276,455

		3,096,286

Building Products—0.03%
Owens Corning, Inc.*	4,520	60,297

Commercial Services & Supplies—0.04%
Tomra Systems ASA (Norway)	27,750	93,428

Electrical Equipment—0.06%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	4,070	53,114
Gamesa Corporacion Tecnologica S.A. (Spain)	2,730	46,063
General Cable Corp.*	980	16,131
Nexans S.A. (France)	620	35,769

		151,077

Industrial Conglomerates—1.15%
3M Co.	46,186	2,484,345
Siemens AG (Germany)	3,960	223,061
Sonae Capital S.A. (SGPS)* (Portugal)	2,074	1,221
Sonae S.A. (SGPS) (now known as Sonae) (Portugal)	16,575	10,249

		2,718,876

Machinery—0.61%
FANUC Ltd. (Japan)	400	24,315
FreightCar America, Inc.	2,850	54,578
PACCAR, Inc.	50,360	1,329,000
Schindler Holding AG (Switzerland)	635	28,669

		1,436,562

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Professional Services—0.07%
Equifax, Inc.	3,390	83,801
Experian plc (Ireland)	13,980	87,561

		171,362

Road & Rail—0.35%
J.B. Hunt Transport Services, Inc.	35,190	783,681
Old Dominion Freight Line, Inc.*	1,730	43,388

		827,069

Trading Companies & Distributors—0.01%
Rush Enterprises, Inc.—Class A*	2,560	23,296

Total Industrials		14,252,990

Information Technology—13.89%
Communications Equipment—2.73%
Alcatel-Lucent—ADR* (France)	36,550	72,004
BigBand Networks, Inc.*	41,450	209,323
Blue Coat Systems, Inc.*	15,630	149,892
Cisco Systems, Inc.*	198,131	2,966,021
Infinera Corp.*	21,000	144,060
Juniper Networks, Inc.*	94,977	1,344,874
Nokia—ADR (Finland)	109,900	1,348,473
Riverbed Technology, Inc.*	21,040	213,556

		6,448,203

Computers & Peripherals—2.12%
EMC Corp.*	454,340	5,015,914

Electronic Equipment, Instruments & Components—0.05%
KEYENCE Corp. (Japan)	110	20,342
LoJack Corp.*	24,275	92,245

		112,587

Internet Software & Services—3.23%
Google, Inc.—Class A*	22,566	7,639,268

IT Services—0.42%
Automatic Data Processing, Inc.	23,148	840,967
Online Resources Corp.*	22,600	71,416
Paychex, Inc.	3,140	76,271

		988,654

Semiconductors & Semiconductor Equipment—0.32%
ASML Holding N.V. (Netherlands)	2,590	43,137
ASML Holding N.V.—NY Shares (Netherlands)	6,440	106,518
Hynix Semiconductor, Inc.* (South Korea)	1,400	9,114
KLA-Tencor Corp.	4,560	91,382
Lam Research Corp.*	4,760	96,200
Netlogic Microsystems, Inc.*	8,520	180,709
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Taiwan)	5,260	39,660
Tokyo Electron Ltd. (Japan)	5,300	198,853

		765,573

Software—5.02%
Amdocs Ltd.* (Guernsey)	14,465	244,748
Autodesk, Inc.*	98,920	1,638,115
Electronic Arts, Inc. (EA)*	159,730	2,466,231

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Intuit, Inc.*	5,470	123,896
Microsoft Corp.	178,100	3,045,510
Misys plc (United Kingdom)	11,500	19,413
Nuance Communications, Inc.*	16,600	163,676
Salesforce.com, Inc.*	36,620	974,458
SAP AG (Germany)	1,370	49,021
SAP AG—ADR (Germany)	83,120	2,940,786
Square Enix Holdings Co. Ltd. (Japan)	1,500	40,832
TIBCO Software, Inc.*	15,000	80,250
UbiSoft Entertainment S.A.* (France)	5,650	80,071

		11,867,007

Total Information Technology		32,837,206

Materials—2.37%
Chemicals—0.84%
Arkema (France)	20	283
Calgon Carbon Corp.*	4,525	56,879
Monsanto Co.	24,900	1,893,894
The Scotts Miracle-Gro Co.—Class A	1,170	37,697

		1,988,753

Containers & Packaging—0.03%
Bemis Co., Inc.	2,970	67,033

Metals & Mining—0.06%
Antofagasta plc (United Kingdom)	8,880	54,042
Antofagasta plc—ADR (United Kingdom)	8,210	99,425

		153,467

Paper & Forest Products—1.44%
Norbord, Inc. (Canada)	25,800	13,682
Weyerhaeuser Co.	123,753	3,383,407

		3,397,089

Total Materials		5,606,342

Telecommunication Services—0.20%
Diversified Telecommunication Services—0.05%
France Telecom S.A. (France)	2,570	57,774
Swisscom AG—ADR (Switzerland)	1,795	56,184

		113,958

Wireless Telecommunication Services—0.15%
American Tower Corp.—Class A*	1,450	43,993
Crown Castle International Corp.*	4,190	81,789
Hutchison Telecommunications International Ltd. (Hong Kong)	34,820	8,802
SBA Communications Corp.—Class A*	2,740	54,526
SK Telecom Co. Ltd.—ADR (South Korea)	10,220	167,097

		356,207

Total Telecommunication Services		470,165

Utilities—0.12%
Electric Utilities—0.04%
E.ON AG (Germany)	2,670	86,855

Independent Power Producers & Energy Traders—0.03%
Mirant Corp.*	3,740	64,216

Multi-Utilities—0.03%
GDF Suez (France)	945	36,378
National Grid plc (United Kingdom)	4,850	45,539

		81,917

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Water Utilities—0.02%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	2,622	28,380
Companhia de Saneamento de Minas Gerais—Copasa MG (Brazil)	3,710	30,637

		59,017

Total Utilities		292,005

TOTAL COMMON STOCKS (Identified Cost $152,485,089)		108,486,897

PREFERRED STOCKS—0.26%
Consumer Staples—0.01%
Household Products—0.01%
Henkel AG & Co. KGaA (Germany)	1,260	32,600

Financials—0.25%
Commercial Banks—0.11%
PNC Financial Services Group, Inc.—Series K	185,000	138,165
Wells Fargo & Co.—Series K	200,000	124,000

		262,165

Diversified Financial Services—0.14%
Bank of America Corp.—Series K	200,000	105,930
Citigroup, Inc.,—Series E	215,000	78,524
JPMorgan Chase & Co.—Series 1	185,000	140,609

		325,063

Total Financials		587,228

TOTAL PREFERRED STOCKS
(Identified Cost $861,058)		619,828

WARRANTS—0.00%**
Health Care—0.00%**
Life Sciences Tools & Services—0.00%**
Caliper Life Sciences, Inc., 8/10/2011
(Identified Cost $5,086)	10,455	795

CORPORATE BONDS—21.61%
Convertible Corporate Bonds—0.55%
Consumer Discretionary—0.07%
Hotels, Restaurants & Leisure—0.07%
Carnival Corp., 2.00%, 4/15/2021	$175,000	154,656

Media—0.00%**
Charter Communications, Inc., 6.50%, 10/1/2027	342,000	8,123

Total Consumer Discretionary		162,779

Health Care—0.19%
Biotechnology—0.15%
Amgen, Inc., 0.375%, 2/1/2013	400,000	361,500

Health Care Equipment & Supplies—0.04%
Medtronic, Inc., 1.625%, 4/15/2013	90,000	79,312

Total Health Care		440,812

Industrials—0.09%
Airlines—0.09%
JetBlue Airways Corp., 3.75%, 3/15/2035	270,000	224,438

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Information Technology—0.20%
Computers & Peripherals—0.09%
EMC Corp., 1.75%, 12/1/2013	215,000	202,100

Software—0.11%
Amdocs Ltd., 0.50%, 3/15/2024 (Guernsey)	270,000	267,300

Total Information Technology		469,400

Total Convertible Corporate Bonds (Identified Cost $1,832,047)		1,297,429

Non-Convertible Corporate Bonds—21.06%
Consumer Discretionary—1.31%
Hotels, Restaurants & Leisure—0.15%
McDonald’s Corp., 5.80%, 10/15/2017	325,000	354,130

Household Durables—0.15%
Fortune Brands, Inc., 5.375%, 1/15/2016	400,000	347,596

Media—0.49%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	190,000	183,040
British Sky Broadcasting Group plc, 8.20%, 7/15/2009	320,000	325,244
Comcast Corp., 6.50%, 11/15/2035	280,000	271,412
Comcast Corp., 6.95%, 8/15/2037	185,000	188,987
The Walt Disney Co., 7.00%, 3/1/2032	160,000	186,962

		1,155,645

Multiline Retail—0.14%
Target Corp., 5.875%, 3/1/2012	320,000	337,505

Specialty Retail—0.28%
Home Depot, Inc., 5.40%, 3/1/2016	390,000	354,631
Lowe’s Companies, Inc., 8.25%, 6/1/2010	300,000	318,350

		672,981

Textiles, Apparel & Luxury Goods—0.10%
VF Corp., 5.95%, 11/1/2017	250,000	224,851

Total Consumer Discretionary		3,092,708

Consumer Staples—0.77%
Beverages—0.29%
The Coca-Cola Co., 5.35%, 11/15/2017	330,000	350,383
Pepsico, Inc., 5.00%, 6/1/2018	315,000	328,412

		678,795

Food & Staples Retailing—0.19%
The Kroger Co., 7.25%, 6/1/2009	55,000	55,541
The Kroger Co., 6.80%, 4/1/2011	55,000	58,124
The Kroger Co., 6.75%, 4/15/2012	315,000	331,871

		445,536

Food Products—0.29%
General Mills, Inc., 6.00%, 2/15/2012	315,000	330,667
Kraft Foods Inc., 6.125%, 2/1/2018	350,000	356,899

		687,566

Total Consumer Staples		1,811,897

Energy—0.50%
Energy Equipment & Services—0.14%
Baker Hughes, Inc., 7.50%, 11/15/2018	305,000	337,469

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Oil, Gas & Consumable Fuels—0.36%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	180,000	162,387
Apache Corp., 6.90%, 9/15/2018	315,000	349,059
Arch Western Finance LLC, 6.75%, 7/1/2013	360,000	341,100

		852,546

Total Energy		1,190,015

Financials—14.19%
Capital Markets—3.82%
The Goldman Sachs Group, Inc.[3], 3.25%, 6/15/2012	8,228,000	8,443,861
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	320,000	215,513
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	110,000	84,822
Morgan Stanley, 5.55%, 4/27/2017	327,000	278,633

		9,022,829

Commercial Banks—5.52%
Household Finance Co. (now known as HSBC Finance Corp.), 6.375%, 11/27/2012	130,000	128,549
HSBC Financial Corp., 7.00%, 5/15/2012	360,000	373,969
Key Bank National Association[3], 3.20%, 6/15/2012	3,506,000	3,596,967
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	445,000	398,009
PNC Bank National Association, 5.25%, 1/15/2017	545,000	493,029
PNC Funding Corp.[3], 2.30%, 6/22/2012	3,600,000	3,581,795
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	328,173
U.S. Bank National Association, 6.30%, 2/4/2014	285,000	299,994
Wachovia Corp., 5.25%, 8/1/2014	330,000	293,997
Wells Fargo & Co.[3], 3.00%, 12/9/2011	3,458,000	3,551,878

		13,046,360

Diversified Financial Services—4.75%
Bank of America Corp.[3], 3.125%, 6/15/2012	3,496,000	3,573,698
Bank of America Corp., 5.75%, 8/15/2016	355,000	302,201
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	240,000	162,182
Citigroup, Inc.[3], 2.875%, 12/9/2011	3,506,000	3,575,433
JPMorgan Chase & Co.[3], 3.125%, 12/1/2011	3,510,000	3,610,702

		11,224,216

Insurance—0.10%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	425,000	151,064
American International Group, Inc., 4.25%, 5/15/2013	125,000	98,591

		249,655

Total Financials		33,543,060

Health Care—0.35%
Pharmaceuticals—0.35%
Abbott Laboratories, 3.50%, 2/17/2009	90,000	90,045
Johnson & Johnson, 5.15%, 7/15/2018	320,000	345,051
Wyeth, 6.50%, 2/1/2034	365,000	391,937

Total Health Care		827,033

Industrials—2.96%
Aerospace & Defense—0.22%
Boeing Capital Corp., 6.50%, 2/15/2012	155,000	163,150
Honeywell International, Inc., 5.30%, 3/1/2018	345,000	345,231

		508,381

Air Freight & Logistics—0.19%
FedEx Corp., 3.50%, 4/1/2009	90,000	89,936
United Parcel Service, Inc., 5.50%, 1/15/2018	335,000	349,656

		439,592

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Airlines—0.13%
Southwest Airlines Co., 5.25%, 10/1/2014	390,000	313,909

Industrial Conglomerates—1.80%
General Electric Capital Corp.[3], 3.00%, 12/9/2011	3,518,000	3,591,917
General Electric Capital Corp., 6.75%, 3/15/2032	355,000	318,100
General Electric Co., 5.25%, 12/6/2017	370,000	350,122

		4,260,139

Machinery—0.34%
Caterpillar Financial Service Corp., 7.05%, 10/1/2018	325,000	337,787
John Deere Capital Corp., 5.50%, 4/13/2017	120,000	116,512
John Deere Capital Corp., 5.75%, 9/10/2018	365,000	359,364

		813,663

Road & Rail—0.28%
CSX Corp., 6.00%, 10/1/2036	430,000	323,354
Union Pacific Corp., 5.65%, 5/1/2017	365,000	348,870

		672,224

Total Industrials		7,007,908

Information Technology—0.44%
Communications Equipment—0.29%
Cisco Systems, Inc., 5.50%, 2/22/2016	315,000	336,667
Corning, Inc., 6.20%, 3/15/2016	375,000	352,951

		689,618

Computers & Peripherals—0.15%
IBM Corp., 5.70%, 9/14/2017	325,000	344,474

Total Information Technology		1,034,092

Materials—0.20%
Chemicals—0.14%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	330,000	338,596

Metals & Mining—0.06%
Alcoa, Inc., 5.87%, 2/23/2022	210,000	136,361

Total Materials		474,957

Utilities—0.34%
Electric Utilities—0.32%
Allegheny Energy Supply Co. LLC[4], 8.25%, 4/15/2012	150,000	150,375
American Electric Power Co., Inc.—Series C, 5.375%, 3/15/2010	320,000	320,737
Exelon Generation Co. LLC, 5.35%, 1/15/2014	315,000	289,711

		760,823

Multi-Utilities—0.02%
CenterPoint Energy Resources Corp.—Series B, 7.875%, 4/1/2013	50,000	49,667

Total Utilities		810,490

Total Non-Convertible Corporate Bonds (Identified Cost $50,386,475)		49,792,160

TOTAL CORPORATE BONDS (Identified Cost $52,218,522)		51,089,589

MUTUAL FUNDS—1.10%
Financial Select Sector SPDR Fund	15,470	142,943
iShares iBoxx High Yield Corporate Bond Fund	8,790	661,359
iShares iBoxx Investment Grade Corporate Bond Fund	17,650	1,761,823
iShares S&P U.S. Preferred Stock Index Fund	1,460	37,668

TOTAL MUTUAL FUNDS
(Identified Cost $2,479,808)		2,603,793

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
U.S. TREASURY SECURITIES—10.70%
U.S. Treasury Bonds—2.31%
U.S. Treasury Bond, 5.50%, 8/15/2028 (Identified Cost $4,977,241)	4,485,000	5,457,684

U.S. Treasury Notes—8.39%
U.S. Treasury Note, 2.875%, 1/31/2013	5,000,000	5,268,750
U.S. Treasury Note, 1.50%, 12/31/2013	7,500,000	7,390,433
U.S. Treasury Note, 4.00%, 8/15/2018	6,540,000	7,179,690

Total U.S. Treasury Notes (Identified Cost $19,287,062)		19,838,873

TOTAL U.S. TREASURY SECURITIES (Identified Cost $24,264,303)		25,296,557

U.S. GOVERNMENT AGENCIES—10.97%
Mortgage-Backed Securities—6.86%
Fannie Mae, Pool #545883, 5.50%, 9/1/2017	101,009	104,597
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	236,679	240,576
Fannie Mae, Pool #911750, 4.50%, 12/1/2021	434,351	441,003
Fannie Mae, Pool #908642, 5.00%, 1/1/2022	23,847	24,444
Fannie Mae, Pool #912771, 5.00%, 3/1/2022	693,011	710,378
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	3,478,009	3,506,304
Fannie Mae, Pool #906666, 6.50%, 12/1/2036	627,807	654,887
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	1,439,476	1,485,105
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	91,037	94,100
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	629,234	638,808
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022	408,551	418,383
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	176,789	181,044
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	422,280	435,873
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	1,025,299	1,039,720
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023	1,189,257	1,217,877
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	597,667	616,906
Federal Home Loan Mortgage Corp., Pool #G13136, 4.50%, 5/1/2023	447,444	453,738
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	69,422	72,777
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	826,509	862,583
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	2,226,651	2,263,265
Federal Home Loan Mortgage Corp., Pool #A82556, 5.50%, 10/1/2038	714,493	731,660
GNMA, Pool #286310, 9.00%, 2/15/2020	1,753	1,877
GNMA, Pool #288873, 9.50%, 8/15/2020	89	97
GNMA, Pool #550290, 6.50%, 8/15/2031	31,039	32,398

Total Mortgage-Backed Securities (Identified Cost $15,567,961)		16,228,400

Other Agencies—4.11%
Fannie Mae, 6.375%, 6/15/2009	10,000	10,217
Fannie Mae, 4.875%, 5/18/2012	8,980,000	9,701,830

Total Other Agencies (Identified Cost $9,057,131)		9,712,047

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $24,625,092)		25,940,447

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS—8.84%
Dreyfus Cash Management, Inc.—Institutional Shares	8,805,505	8,805,505
Federal Home Loan Bank Discount Note, 3/17/2009	$6,000,000	5,998,747
U.S. Treasury Bill, 8/27/2009	6,105,000	6,093,120

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $20,840,282)		20,897,372

TOTAL INVESTMENTS—99.37% (Identified Cost $277,779,240)		234,935,278
OTHER ASSETS, LESS LIABILITIES—0.63%		1,500,831

NET ASSETS—100%		$236,436,109

*	Non-income producing security
**	Less than 0.01%

ADR—American Depository Receipt

NVDR—Non-Voting Depository Receipt

[1]	Bank of New York Mellon Corp. is the Fund’s custodian.
[2]	The Chairman and CEO of the company serves as a director of the Fund.
[3]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[4]

Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $150,375, or 0.06%, of the Series’ net assets as of January 31, 2009.

Federal Tax Information:
On January 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$278,709,209

Unrealized appreciation	$4,365,345
Unrealized depreciation	(48,139,276)

Net unrealized depreciation	$(43,773,931)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

Investment Portfolio - January 31, 2009 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of January 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$119,741,500	$—
Level 2—Other Significant Observable Inputs	115,193,778	—
Level 3—Significant Unobservable Inputs	—	—

Total	$234,935,278	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or January 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
COMMON STOCKS—65.34%

Consumer Discretionary—9.24%
Auto Components—0.04%
Hankook Tire Co. Ltd. (South Korea)	15,560	$150,028

Automobiles—0.02%
Suzuki Motor Corp. (Japan)	6,200	85,110

Diversified Consumer Services—0.10%
Jackson Hewitt Tax Service, Inc.	30,790	407,660

Hotels, Restaurants & Leisure—2.25%
Carnival Corp.	345,595	6,286,373
Club Mediterranee S.A.* (France)	5,750	82,077
International Game Technology	244,560	2,592,336

		8,960,786

Household Durables—0.78%
Corporacion Geo S.A.B. de C.V.—Class B* (Mexico)	38,100	42,040
Fortune Brands, Inc.	85,690	2,742,080
LG Electronics, Inc. (South Korea)	2,110	110,135
Rodobens Negocios Imobiliarios S.A. (Brazil)	55,370	186,477

		3,080,732

Leisure Equipment & Products—0.02%
Sankyo Co. Ltd. (Japan) (Note 7)	1,400	67,958

Media—3.73%
Charter Communications, Inc.—Class A*	1,463,790	131,741
Comcast Corp.—Class A	495,384	7,257,376
Grupo Televisa S.A.—ADR (Mexico)	9,660	135,143
Impresa S.A. (SGPS)* (Portugal)	32,800	32,333
The McGraw-Hill Companies, Inc.	8,740	192,193
Mediacom Communications Corp.—Class A*	72,740	392,796
Mediaset S.p.A. (Italy)	11,825	57,753
Reed Elsevier plc—ADR (United Kingdom)	7,379	222,329
Societe Television Francaise 1 (France)	15,330	165,638
The Walt Disney Co.	295,030	6,101,220
Wolters Kluwer N.V. (Netherlands)	7,425	134,027

		14,822,549

Multiline Retail—0.04%
Nordstrom, Inc.	6,620	84,008
PPR (France)	1,200	60,881

		144,889

Specialty Retail—2.22%
Dick’s Sporting Goods, Inc.*	11,610	127,826
The Home Depot, Inc.	199,550	4,296,312
KOMERI Co. Ltd. (Japan)	3,900	72,251
Lowe’s Companies, Inc.	231,230	4,224,572
Tractor Supply Co.*	2,880	97,085

		8,818,046

Textiles, Apparel & Luxury Goods—0.04%
Adidas AG (Germany)	2,580	89,971
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,575	86,308

		176,279

Total Consumer Discretionary		36,714,037

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Consumer Staples—4.56%
Beverages—0.12%
Carlsberg A/S—Class B (Denmark)	2,850	94,989
Diageo plc (United Kingdom)	8,825	120,713
Heineken N.V. (Netherlands)	4,270	126,001
Kirin Holdings Co. Ltd. (Japan)	12,000	152,973

		494,676

Food & Staples Retailing—0.22%
BJ’s Wholesale Club, Inc.*	4,450	127,626
Carrefour S.A. (France)	12,990	445,511
Casino Guichard-Perrachon S.A. (France)	1,710	112,642
Tesco plc (United Kingdom)	36,650	190,225

		876,004

Food Products—4.14%
Cadbury plc (United Kingdom)	54,040	437,328
Dean Foods Co.*	132,260	2,557,908
Groupe Danone (France)	4,100	211,264
Nestle S.A. (Switzerland)	102,250	3,543,256
Sanderson Farms, Inc.	1,850	66,933
Suedzucker AG (Germany)	4,250	66,922
Unilever plc—ADR (United Kingdom)	437,018	9,579,435

		16,463,046

Household Products—0.06%
Kao Corp. (Japan)	3,000	73,814
Reckitt Benckiser Group plc (United Kingdom)	4,125	159,888

		233,702

Personal Products—0.02%
Natura Cosmeticos S.A. (Brazil)	7,720	66,248

Total Consumer Staples		18,133,676

Energy—2.40%
Energy Equipment & Services—2.12%
Baker Hughes, Inc.	131,010	4,365,253
Calfrac Well Services Ltd. (Canada)	15,090	99,722
Compagnie Generale de Geophysique—Veritas (CGG—Veritas)* (France)	11,395	139,008
Dril-Quip, Inc.*	2,000	49,000
Trican Well Service Ltd. (Canada)	17,240	95,504
Weatherford International Ltd.*	335,110	3,696,263

		8,444,750

Oil, Gas & Consumable Fuels—0.28%
BP plc (United Kingdom)	13,825	99,061
Edge Petroleum Corp.*	25,180	4,532
Eni S.p.A. (Italy)	10,575	225,274
Forest Oil Corp.*	1,900	28,500
Mariner Energy, Inc.*	2,589	25,631
Petroleo Brasileiro S.A. (Petrobras)—ADR (Brazil)	11,680	252,989
Royal Dutch Shell plc—Class B (Netherlands)	4,679	112,410
Royal Dutch Shell plc—Class B—ADR (Netherlands)	4,490	214,757
Total S.A. (France)	2,700	135,410

		1,098,564

Total Energy		9,543,314

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Financials—3.14%
Capital Markets—1.13%
Bank of New York Mellon Corp.[1]	7,400	190,476
The Charles Schwab Corp.	9,580	130,192
Daiwa Securities Group, Inc. (Japan)	6,000	33,667
Federated Investors, Inc.—Class B	31,450	613,904
Franklin Resources, Inc.	2,335	113,061
Janus Capital Group, Inc.	17,920	94,080
SEI Investments Co.	255,300	3,234,651
T. Rowe Price Group, Inc.	2,400	66,192

		4,476,223

Commercial Banks—0.32%
Banca Monte dei Paschi di Siena S.p.A. (Italy)	10,950	15,756
BNP Paribas (France)	1,550	59,549
The Chugoku Bank Ltd. (Japan)	10,000	141,839
Commerzbank AG (Germany)	4,775	21,976
Credit Agricole S.A. (France)	3,800	46,410
The Hachijuni Bank Ltd. (Japan)	18,000	102,405
HSBC Holdings plc—ADR (United Kingdom)	4,710	182,936
Intesa Sanpaolo (Italy)	9,422	29,823
Mitsubishi UFJ Financial Group, Inc. (Japan)	12,000	68,136
Societe Generale (France)	1,006	42,436
Societe Generale—ADR (France)	12,015	100,325
The Sumitomo Trust & Banking Co. Ltd. (Japan)	18,000	90,381
TCF Financial Corp.	16,865	208,957
UniCredit S.p.A. (Italy)	29,175	51,617
Wilmington Trust Corp.	9,040	123,758

		1,286,304

Consumer Finance—0.91%
American Express Co.	210,830	3,527,186
Capital One Financial Corp.	6,385	101,138

		3,628,324

Diversified Financial Services—0.22%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	5,180	192,311
ING Groep N.V. (Netherlands)	4,650	37,991
JPMorgan Chase & Co.	15,485	395,022
Moody’s Corp.	12,320	263,894

		889,218

Insurance—0.49%
Allianz SE (Germany)	4,860	410,885
AXA S.A. (France)	4,550	71,151
Brown & Brown, Inc.	10,000	191,300
First American Corp.	6,550	143,052
Muenchener Rueckver AG (Germany)	2,275	302,312
Principal Financial Group, Inc.	5,770	95,724
The Progressive Corp.	25,810	313,592
Torchmark Corp.	5,655	169,650
Willis Group Holdings Ltd. (United Kingdom)	10,235	253,419

		1,951,085

Real Estate Investment Trusts (REITS)—0.03%
Alstria Office REIT AG (Germany)	16,120	103,184

Thrifts & Mortgage Finance—0.04%
Aareal Bank AG (Germany)	8,265	41,054
First Niagara Financial Group, Inc.	7,620	99,517

		140,571

Total Financials		12,474,909

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Health Care—14.26%
Biotechnology—0.85%
Celera Corp.*	43,270	365,199
Cepheid, Inc.*	25,960	193,142
Genomic Health, Inc.*	16,940	362,516
Genzyme Corp.*	31,349	2,160,573
Medarex, Inc.*	18,450	110,146
QLT, Inc.* (Canada)	51,950	115,849
Senomyx, Inc.*	16,775	59,551

		3,366,976

Health Care Equipment & Supplies—2.95%
Abaxis, Inc.*	18,230	288,399
Align Technology, Inc.*	49,590	390,769
Alsius Corp.*[2]	56,230	16,307
AtriCure, Inc.*	18,520	25,002
Beckman Coulter, Inc.	12,080	600,618
Becton, Dickinson & Co.	55,730	4,049,899
bioMerieux (France)	7,900	616,522
Covidien Ltd. (Bermuda)	18,670	715,808
DENTSPLY International, Inc.	12,990	349,561
Dexcom, Inc.*	48,235	155,799
ev3, Inc.*	31,730	171,659
Gen-Probe, Inc.*	8,000	360,160
IDEXX Laboratories, Inc.*	7,060	231,568
Inverness Medical Innovations, Inc.*	38,890	951,638
Micrus Endovascular Corp.*	19,300	217,704
Nobel Biocare Holding AG (Switzerland)	6,000	92,678
OraSure Technologies, Inc.*	154,150	443,952
Orthofix International N.V.* (Netherlands Antilles)	19,290	307,868
Sirona Dental Systems, Inc.*	26,810	321,988
STAAR Surgical Co.*	82,770	161,402
Straumann Holding AG (Switzerland)	2,585	397,058
Synthes, Inc.	5,510	666,712
Zimmer Holdings, Inc.*	5,200	189,280

		11,722,351

Health Care Providers & Services—1.93%
Bumrungrad Hospital Public Co. Ltd.—NVDR (Thailand)	125,000	78,684
Diagnosticos da America S.A. (Brazil)	34,560	335,317
Quest Diagnostics, Inc.	136,130	6,718,016
Sonic Healthcare Ltd. (Australia)	63,710	562,512

		7,694,529

Health Care Technology—1.15%
Cerner Corp.*	106,350	3,586,122
Eclipsys Corp.*	63,690	557,924
Omnicell, Inc.*	52,640	411,118

		4,555,164

Life Sciences Tools & Services—3.96%
Caliper Life Sciences, Inc.*	102,285	131,948
Exelixis, Inc.*	18,160	89,529
Icon plc—ADR* (Ireland)	8,138	163,574
Life Technologies Corp.*	15,310	389,793

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Lonza Group AG (Switzerland)	23,970	2,193,374
Luminex Corp.*	37,050	754,709
Millipore Corp.*	58,970	3,252,785
PerkinElmer, Inc.	301,225	3,801,460
Pharmaceutical Product Development, Inc. (PPD)	12,190	291,219
QIAGEN N.V.* (Netherlands)	33,560	575,554
Thermo Fisher Scientific, Inc.*	113,730	4,086,319

		15,730,264

Pharmaceuticals—3.42%
AstraZeneca plc (United Kingdom)	1,450	56,119
AstraZeneca plc—ADR (United Kingdom)	2,475	95,362
Bayer AG (Germany)	6,775	362,112
GlaxoSmithKline plc (United Kingdom)	9,025	159,477
Johnson & Johnson	105,320	6,075,911
Mylan, Inc.*	56,100	635,613
Novartis AG—ADR (Switzerland)	138,270	5,705,020
Sanofi-Aventis (France)	1,250	70,547
Santen Pharmaceutical Co. Ltd. (Japan)	5,800	186,941
Shire plc (United Kingdom)	11,175	163,707
Takeda Pharmaceutical Co. Ltd. (Japan)	1,700	80,439

		13,591,248

Total Health Care		56,660,532

Industrials—8.52%
Aerospace & Defense—0.07%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	19,740	297,482

Air Freight & Logistics—3.45%
FedEx Corp.	125,430	6,389,404
TNT N.V. (Netherlands)	9,995	174,723
United Parcel Service, Inc.—Class B	167,955	7,136,408

		13,700,535

Airlines—1.86%
Deutsche Lufthansa AG (Germany)	11,325	138,748
JetBlue Airways Corp.*	324,865	1,828,990
Southwest Airlines Co.	768,860	5,405,086

		7,372,824

Building Products—0.02%
Owens Corning, Inc.*	6,560	87,510

Commercial Services & Supplies—0.05%
Tomra Systems ASA (Norway)	61,390	206,685

Electrical Equipment—0.10%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	14,060	183,483
Gamesa Corporacion Tecnologica S.A. (Spain)	6,450	108,831
General Cable Corp.*	2,730	44,936
Nexans S.A. (France)	830	47,884

		385,134

Industrial Conglomerates—1.60%
3M Co.	107,370	5,775,432
Siemens AG (Germany)	9,330	525,546
Sonae Capital S.A. (SGPS)* (Portugal)	7,657	4,509
Sonae S.A. (SGPS) (now known as Sonae) (Portugal)	61,250	37,873

		6,343,360

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Machinery—0.75%
FANUC Ltd. (Japan)	1,000	60,788
FreightCar America, Inc.	7,900	151,285
PACCAR, Inc.	101,160	2,669,612
Schindler Holding AG (Switzerland)	2,050	92,555

		2,974,240

Professional Services—0.11%
Equifax, Inc.	8,200	202,704
Experian plc (Ireland)	38,890	243,580

		446,284

Road & Rail—0.51%
J.B. Hunt Transport Services, Inc.	86,850	1,934,150
Old Dominion Freight Line, Inc.*	4,000	100,320

		2,034,470

Total Industrials		33,848,524

Information Technology—19.71%
Communications Equipment—3.86%
Alcatel-Lucent—ADR* (France)	94,660	186,480
BigBand Networks, Inc.*	96,660	488,133
Blue Coat Systems, Inc.*	29,810	285,878
Cisco Systems, Inc.*	495,000	7,410,150
Infinera Corp.*	56,000	384,160
Juniper Networks, Inc.*	232,320	3,289,651
Nokia—ADR (Finland)	231,283	2,837,842
Riverbed Technology, Inc.*	45,740	464,261

		15,346,555

Computers & Peripherals—3.01%
EMC Corp.*	1,085,020	11,978,621

Electronic Equipment, Instruments & Components—0.08%
KEYENCE Corp. (Japan)	330	61,025
LoJack Corp.*	54,015	205,257
Planar Systems, Inc.*	74,640	34,334

		300,616

Internet Software & Services—4.57%
Google, Inc.—Class A*	53,650	18,162,135

IT Services—0.58%
Automatic Data Processing, Inc.	52,905	1,922,039
Online Resources Corp.*	52,480	165,837
Paychex, Inc.	8,985	218,246

		2,306,122

Semiconductors & Semiconductor Equipment—0.46%
ASML Holding N.V. (Netherlands)	7,180	119,585
ASML Holding N.V.—NY Shares (Netherlands)	17,490	289,285
Hynix Semiconductor, Inc.* (South Korea)	4,490	29,230
KLA-Tencor Corp.	12,360	247,694
Lam Research Corp.*	12,870	260,103
Netlogic Microsystems, Inc.*	17,760	376,690
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Taiwan)	14,211	107,151
Tokyo Electron Ltd. (Japan)	10,200	382,699

		1,812,437

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Software—7.15%
Aladdin Knowledge Systems Ltd.* (Israel)	29,580	327,451
Amdocs Ltd.* (Guernsey)	33,540	567,497
Autodesk, Inc.*	217,260	3,597,826
Electronic Arts, Inc. (EA)*	364,440	5,626,954
Intuit, Inc.*	15,170	343,601
Microsoft Corp.	424,770	7,263,567
Misys plc (United Kingdom)	27,900	47,098
Nuance Communications, Inc.*	39,050	385,033
Salesforce.com, Inc.*	82,740	2,201,711
SAP AG (Germany)	5,200	186,064
SAP AG—ADR (Germany)	203,310	7,193,108
Square Enix Holdings Co. Ltd. (Japan)	4,600	125,217
TIBCO Software, Inc.*	80,260	429,391
UbiSoft Entertainment S.A.* (France)	9,320	132,081

		28,426,599

Total Information Technology		78,333,085

Materials—3.04%
Chemicals—1.13%
Arkema (France)	67	950
Calgon Carbon Corp.*	12,075	151,783
Monsanto Co.	55,660	4,233,500
The Scotts Miracle-Gro Co.—Class A	3,270	105,359

		4,491,592

Containers & Packaging—0.04%
Bemis Co., Inc.	6,760	152,573

Metals & Mining—0.09%
Antofagasta plc (United Kingdom)	20,480	124,637
Antofagasta plc—ADR (United Kingdom)	19,470	235,786

		360,423

Paper & Forest Products—1.78%
Norbord, Inc. (Canada)	48,540	25,741
Weyerhaeuser Co.	258,310	7,062,195

		7,087,936

Total Materials		12,092,524

Telecommunication Services—0.27%
Diversified Telecommunication Services—0.09%
France Telecom S.A. (France)	7,800	175,346
Swisscom AG—ADR (Switzerland)	5,650	176,845

		352,191

Wireless Telecommunication Services—0.18%
American Tower Corp.—Class A*	4,010	121,663
Crown Castle International Corp.*	11,620	226,822
Hutchison Telecommunications International Ltd. (Hong Kong)	105,000	26,541
SBA Communications Corp.—Class A*	7,580	150,842
SK Telecom Co. Ltd.—ADR (South Korea)	11,830	193,421

		719,289

Total Telecommunication Services		1,071,480

Utilities—0.20%
Electric Utilities—0.08%
E.ON AG (Germany)	9,900	322,045

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Independent Power Producers & Energy Traders—0.02%
Mirant Corp.*	4,200	72,114

Multi-Utilities—0.06%
GDF Suez (France)	2,457	94,583
National Grid plc (United Kingdom)	15,275	143,425

		238,008

Water Utilities—0.04%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	8,129	87,985
Companhia de Saneamento de Minas Gerais—Copasa MG (Brazil)	11,480	94,800

		182,785

Total Utilities		814,952

TOTAL COMMON STOCKS (Identified Cost $376,278,386)		259,687,033

PREFERRED STOCKS—0.31%
Consumer Staples—0.02%
Household Products—0.02%
Henkel AG & Co. KGaA (Germany)	3,500	90,555

Financials—0.29%
Commercial Banks—0.13%
PNC Financial Services Group, Inc.—Series K	355,000	265,127
Wells Fargo & Co.—Series K	385,000	238,700

		503,827

Diversified Financial Services—0.16%
Bank of America Corp.—Series K	385,000	203,915
Citigroup, Inc.—Series E	415,000	151,570
JPMorgan Chase & Co.—Series 1	360,000	273,618

		629,103

Total Financials		1,132,930

TOTAL PREFERRED STOCKS (Identified Cost $1,667,514)		1,223,485

WARRANTS—0.00%**
Health Care—0.00%**
Life Sciences Tools & Services—0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $5,289)	8,377	637

CORPORATE BONDS—14.10%
Convertible Corporate Bonds—0.52%
Consumer Discretionary—0.07%
Hotels, Restaurants & Leisure—0.07%
Carnival Corp., 2.00%, 4/15/2021	$315,000	278,381

Media—0.00%**
Charter Communications, Inc., 6.50%, 10/1/2027	546,000	12,968

Total Consumer Discretionary		291,349

Health Care—0.17%
Biotechnology—0.14%
Amgen, Inc., 0.375%, 2/1/2013	635,000	573,881

Health Care Equipment & Supplies—0.03%
Medtronic, Inc., 1.625%, 4/15/2013	140,000	123,375

Total Health Care		697,256

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Industrials—0.09%
Airlines—0.09%
JetBlue Airways Corp., 3.75%, 3/15/2035	420,000	349,125

Information Technology—0.19%
Computers & Peripherals—0.08%
EMC Corp., 1.75%, 12/1/2013	335,000	314,900

Software—0.11%
Amdocs Ltd., 0.50%, 3/15/2024 (Guernsey)	435,000	430,650

Total Information Technology		745,550

Total Convertible Corporate Bonds (Identified Cost $2,938,724)		2,083,280

Non-Convertible Corporate Bonds—13.58%
Consumer Discretionary—1.58%
Hotels, Restaurants & Leisure—0.17%
McDonald’s Corp., 5.80%, 10/15/2017	620,000	675,572

Household Durables—0.17%
Fortune Brands, Inc., 5.375%, 1/15/2016	765,000	664,777

Media—0.65%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	500,000	481,684
British Sky Broadcasting Group plc, 8.20%, 7/15/2009	620,000	630,159
Comcast Corp., 6.50%, 11/15/2035	670,000	649,451
Comcast Corp., 6.95%, 8/15/2037	355,000	362,652
The Walt Disney Co., 7.00%, 3/1/2032	380,000	444,035

		2,567,981

Multiline Retail—0.16%
Target Corp., 5.875%, 3/1/2012	620,000	653,916

Specialty Retail—0.32%
Home Depot, Inc., 5.40%, 3/1/2016	745,000	677,435
Lowe’s Companies, Inc., 8.25%, 6/1/2010	575,000	610,171

		1,287,606

Textiles, Apparel & Luxury Goods—0.11%
VF Corp., 5.95%, 11/1/2017	490,000	440,708

Total Consumer Discretionary		6,290,560

Consumer Staples—0.90%
Beverages—0.33%
The Coca-Cola Co., 5.35%, 11/15/2017	630,000	668,914
Pepsico, Inc., 5.00%, 6/1/2018	620,000	646,398

		1,315,312

Food & Staples Retailing—0.24%
The Kroger Co., 7.25%, 6/1/2009	140,000	141,377
The Kroger Co., 6.80%, 4/1/2011	145,000	153,235
The Kroger Co., 6.75%, 4/15/2012	605,000	637,403

		932,015

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Food Products—0.33%
General Mills, Inc., 6.00%, 2/15/2012	600,000	629,842
Kraft Foods Inc., 6.125%, 2/1/2018	665,000	678,108

		1,307,950

Total Consumer Staples		3,555,277

Energy—0.57%
Energy Equipment & Services—0.16%
Baker Hughes, Inc., 7.50%, 11/15/2018	580,000	641,745

Oil, Gas & Consumable Fuels—0.41%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	345,000	311,242
Apache Corp., 6.90%, 9/15/2018	600,000	664,874
Arch Western Finance LLC, 6.75%, 7/1/2013	690,000	653,775

		1,629,891

Total Energy		2,271,636

Financials—6.58%
Capital Markets—2.67%
The Goldman Sachs Group, Inc.[3], 3.25%, 6/15/2012	9,123,000	9,362,342
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	750,000	505,108
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	255,000	196,634
Morgan Stanley, 5.55%, 4/27/2017	635,000	541,077

		10,605,161

Commercial Banks—1.63%
Household Finance Co. (now known as HSBC Finance Corp.), 6.375%, 11/27/2012	240,000	237,321
HSBC Financial Corp., 7.00%, 5/15/2012	700,000	727,163
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	845,000	755,771
PNC Bank National Association, 5.25%, 1/15/2017	1,035,000	936,302
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	599,045
U.S. Bank National Association, 6.30%, 2/4/2014	555,000	584,199
Wachovia Corp., 5.25%, 8/1/2014	650,000	579,086
Wells Fargo & Co.[3], 3.00%, 12/9/2011	2,010,000	2,064,567

		6,483,454

Diversified Financial Services—2.12%
Bank of America Corp.[3], 3.125%, 6/15/2012	6,102,000	6,237,617
Bank of America Corp., 5.75%, 8/15/2016	685,000	583,120
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	565,000	381,803
JPMorgan Chase & Co.[3], 3.125%, 12/1/2011	1,195,000	1,229,285

		8,431,825

Insurance—0.16%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	980,000	348,335
American International Group, Inc., 4.25%, 5/15/2013	345,000	272,110

		620,445

Total Financials		26,140,885

Health Care—0.41%
Pharmaceuticals—0.41%
Abbott Laboratories, 3.50%, 2/17/2009	240,000	240,121
Johnson & Johnson, 5.15%, 7/15/2018	605,000	652,362
Wyeth, 6.50%, 2/1/2034	700,000	751,661

Total Health Care		1,644,144

Industrials—2.37%
Aerospace & Defense—0.25%
Boeing Capital Corp., 6.50%, 2/15/2012	295,000	310,511
Honeywell International, Inc., 5.30%, 3/1/2018	660,000	660,442

		970,953

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Air Freight & Logistics—0.23%
FedEx Corp., 3.50%, 4/1/2009	240,000	239,830
United Parcel Service, Inc., 5.50%, 1/15/2018	645,000	673,218

		913,048

Airlines—0.15%
Southwest Airlines Co., 5.25%, 10/1/2014	750,000	603,670

Industrial Conglomerates—1.01%
General Electric Capital Corp.[3], 3.00%, 12/9/2011	2,630,000	2,685,259
General Electric Capital Corp., 6.75%, 3/15/2032	680,000	609,318
General Electric Co., 5.25%, 12/6/2017	765,000	723,900

		4,018,477

Machinery—0.40%
Caterpillar Financial Service Corp., 7.05%, 10/1/2018	620,000	644,395
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	267,007
John Deere Capital Corp., 5.75%, 9/10/2018	700,000	689,192

		1,600,594

Road & Rail—0.33%
CSX Corp., 6.00%, 10/1/2036	845,000	635,429
Union Pacific Corp., 5.65%, 5/1/2017	700,000	669,065

		1,304,494

Total Industrials		9,411,236

Information Technology—0.50%
Communications Equipment—0.33%
Cisco Systems, Inc., 5.50%, 2/22/2016	605,000	646,614
Corning, Inc., 6.20%, 3/15/2016	720,000	677,665

		1,324,279

Computers & Peripherals—0.17%
IBM Corp., 5.70%, 9/14/2017	625,000	662,449

Total Information Technology		1,986,728

Materials—0.23%
Chemicals—0.16%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	630,000	646,411

Metals & Mining—0.07%
Alcoa, Inc., 5.87%, 2/23/2022	405,000	262,981

Total Materials		909,392

Utilities—0.44%
Electric Utilities—0.41%
Allegheny Energy Supply Co. LLC[4], 8.25%, 4/15/2012	300,000	300,750
American Electric Power Co., Inc.—Series C, 5.375%, 3/15/2010	605,000	606,393
Exelon Generation Co. LLC, 5.35%, 1/15/2014	770,000	708,183

		1,615,326

Multi-Utilities—0.03%
CenterPoint Energy Resources Corp.—Series B, 7.875%, 4/1/2013	135,000	134,100

Total Utilities		1,749,426

Total Non-Convertible Corporate Bonds (Identified Cost $55,014,093)		53,959,284

TOTAL CORPORATE BONDS (Identified Cost $57,952,817)		56,042,564

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
MUTUAL FUNDS—0.84%
Financial Select Sector SPDR Fund	40,850	377,454
iShares iBoxx High Yield Corporate Bond Fund	11,021	829,220
iShares iBoxx Investment Grade Corporate Bond Fund	20,493	2,045,611
iShares S&P U.S. Preferred Stock Index Fund	3,860	99,588

TOTAL MUTUAL FUNDS (Identified Cost $3,265,639)		3,351,873

U.S. TREASURY SECURITIES—9.36%
U.S. Treasury Bonds—2.47%
U.S. Treasury Bond, 5.50%, 8/15/2028 (Identified Cost $8,612,119)	8,050,000	9,795,844

U.S. Treasury Notes—6.89%
U.S. Treasury Note, 4.00%, 8/15/2018 (Identified Cost $25,640,508)	24,950,000	27,390,409

TOTAL U.S. TREASURY SECURITIES (Identified Cost $34,252,627)		37,186,253

U.S. GOVERNMENT AGENCIES—6.53%
Mortgage-Backed Securities—6.53%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	1,096	1,135
Fannie Mae, Pool #252210, 6.50%, 2/1/2019	10,149	10,521
Fannie Mae, Pool #725793, 5.50%, 9/1/2019	284,311	294,057
Fannie Mae, Pool #844917, 4.50%, 11/1/2020	334,955	340,470
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	254,596	258,788
Fannie Mae, Pool #813954, 4.50%, 12/1/2020	250,913	255,044
Fannie Mae, Pool #864435, 4.50%, 12/1/2020	149,257	151,715
Fannie Mae, Pool #837190, 5.00%, 12/1/2020	75,715	77,648
Fannie Mae, Pool #909732, 5.00%, 2/1/2022	102,065	104,585
Fannie Mae, Pool #912520, 5.00%, 2/1/2022	860,571	882,137
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	5,559,169	5,604,395
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	636,178	663,620
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	2,238,526	2,309,483
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	250,350	258,775
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	1,022,697	1,038,258
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021	560,272	573,961
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021	163,780	167,781
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	225,950	231,388
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	667,708	689,201
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	1,591,613	1,614,000
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023	1,846,616	1,891,056
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	927,251	957,099
Federal Home Loan Mortgage Corp., Pool #G13136, 4.50%, 5/1/2023	913,289	926,135
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034	184,156	192,712
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	1,313,595	1,370,928
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	3,463,467	3,520,419
Federal Home Loan Mortgage Corp., Pool #A82556, 5.00%, 10/1/2038	1,377,950	1,411,058
GNMA, Pool #631703, 6.50%, 9/15/2034	127,427	132,451

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $24,878,448)		25,928,820

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS—2.50%
Dreyfus Cash Management, Inc.—Institutional Shares (Identified Cost $9,929,068)	9,929,068	9,929,068

TOTAL INVESTMENTS—98.98% (Identified Cost $508,229,788)		393,349,733
OTHER ASSETS, LESS LIABILITIES—1.02%		4,065,184

NET ASSETS—100%		$397,414,917

*	Non-income producing security
**	Less than 0.01%

ADR—American Depository Receipt

NVDR—Non-Voting Depository Receipt

[1]	Bank of New York Mellon Corp. is the Fund’s custodian.
[2]	The Chairman and CEO of the company serves as a director of the Fund.
[3]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[4]

Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $300,750, or 0.08%, of the Series’ net assets as of January 31, 2009.

Federal Tax Information:

On January 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$508,740,788

Unrealized appreciation	$9,165,677
Unrealized depreciation	(124,556,732)

Net unrealized depreciation	$(115,391,055)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

Investment Portfolio - January 31, 2009 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of

January 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$272,546,210	$—
Level 2—Other Significant Observable Inputs	120,803,523	—
Level 3—Significant Unobservable Inputs	—	—

Total	$393,349,733	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or January 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the

Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
COMMON STOCKS—91.23%

Consumer Discretionary—13.69%
Auto Components—0.04%
Hankook Tire Co. Ltd. (South Korea)	12,990	$125,248

Automobiles—0.04%
Suzuki Motor Corp. (Japan)	9,700	133,156

Diversified Consumer Services—0.14%
Jackson Hewitt Tax Service, Inc.	32,550	430,962

Hotels, Restaurants & Leisure—2.86%
Carnival Corp.	321,621	5,850,286
Club Mediterranee S.A.* (France)	6,455	92,140
International Game Technology	263,575	2,793,895

		8,736,321

Household Durables—0.92%
Corporacion Geo S.A.B. de C.V.—Class B* (Mexico)	35,870	39,579
Fortune Brands, Inc.	80,520	2,576,640
LG Electronics, Inc. (South Korea)	1,750	91,344
Rodobens Negocios Imobiliarios S.A. (Brazil)	30,840	103,864

		2,811,427

Leisure Equipment & Products—0.05%
Sankyo Co. Ltd. (Japan)	3,100	150,479

Media—4.70%
Charter Communications, Inc.—Class A*	1,833,590	165,023
Comcast Corp.—Class A	503,584	7,377,506
Grupo Televisa S.A.—ADR (Mexico)	9,530	133,325
Impresa S.A. (SGPS)* (Portugal)	18,150	17,891
The McGraw-Hill Companies, Inc.	9,330	205,167
Mediacom Communications Corp.—Class A*	67,580	364,932
Mediaset S.p.A. (Italy)	7,725	37,728
Reed Elsevier plc—ADR (United Kingdom)	3,895	117,356
Societe Television Francaise 1 (France)	14,250	153,969
The Walt Disney Co.	275,710	5,701,683
Wolters Kluwer N.V. (Netherlands)	5,100	92,059

		14,366,639

Multiline Retail—1.07%
Nordstrom, Inc.	254,200	3,225,798
PPR (France)	885	44,900

		3,270,698

Specialty Retail—3.83%
Dick’s Sporting Goods, Inc.*	257,790	2,838,268
The Home Depot, Inc.	205,340	4,420,970
KOMERI Co. Ltd. (Japan)	3,700	68,546
Lowe’s Companies, Inc.	226,370	4,135,780
Tractor Supply Co.*	7,679	258,859

		11,722,423

Textiles, Apparel & Luxury Goods—0.04%
Adidas AG (Germany)	1,870	65,212
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,000	54,799

		120,011

Total Consumer Discretionary		41,867,364

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Consumer Staples—7.12%
Beverages—0.19%
Carlsberg A/S—Class B (Denmark)	5,680	189,311
Diageo plc (United Kingdom)	6,410	87,680
Heineken N.V. (Netherlands)	7,100	209,511
Kirin Holdings Co. Ltd. (Japan)	8,000	101,982

		588,484

Food & Staples Retailing—0.26%
BJ’s Wholesale Club, Inc.*	4,360	125,045
Carrefour S.A. (France)	12,290	421,504
Casino Guichard-Perrachon S.A. (France)	1,550	102,102
Tesco plc (United Kingdom)	26,120	135,571

		784,222

Food Products—5.65%
Cadbury plc (United Kingdom)	48,794	394,874
Dean Foods Co.*	121,670	2,353,098
Groupe Danone (France)	2,500	128,820
Nestle S.A. (Switzerland)	121,600	4,213,789
Sanderson Farms, Inc.	1,980	71,636
Suedzucker AG (Germany)	4,050	63,773
Unilever plc—ADR (United Kingdom)	458,504	10,050,408

		17,276,398

Household Products—0.06%
Kao Corp. (Japan)	2,000	49,209
Reckitt Benckiser Group plc (United Kingdom)	3,060	118,608

		167,817

Personal Products—0.96%
L’Oreal S.A. (France)	42,585	2,840,345
Natura Cosmeticos S.A. (Brazil)	11,864	101,808

		2,942,153

Total Consumer Staples		21,759,074

Energy—2.92%
Energy Equipment & Services—2.63%
Baker Hughes, Inc.	123,117	4,102,258
Calfrac Well Services Ltd. (Canada)	24,560	162,304
Compagnie Generale de Geophysique—Veritas (CGG—Veritas)* (France)	14,050	171,396
Dril-Quip, Inc.*	2,140	52,430
Trican Well Service Ltd. (Canada)	16,100	89,189
Weatherford International Ltd.*	314,756	3,471,759

		8,049,336

Oil, Gas & Consumable Fuels—0.29%
BP plc (United Kingdom)	9,950	71,295
Edge Petroleum Corp.*	25,910	4,664
Eni S.p.A. (Italy)	7,887	168,013
Forest Oil Corp.*	1,750	26,250
Mariner Energy, Inc.*	1,375	13,612
Petroleo Brasileiro S.A. (Petrobras)—ADR (Brazil)	10,300	223,098
Royal Dutch Shell plc—Class B—ADR (Netherlands)	3,960	189,407
Royal Dutch Shell plc—Class B (Netherlands)	3,414	82,019
Total S.A. (France)	2,200	110,334

		888,692

Total Energy		8,938,028

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Financials—5.34%
Capital Markets—2.61%
Bank of New York Mellon Corp.[1]	7,500	193,050
The Charles Schwab Corp.	250,570	3,405,246
Daiwa Securities Group, Inc. (Japan)	4,000	22,445
Federated Investors, Inc.—Class B	29,600	577,792
Franklin Resources, Inc.	3,605	174,554
Janus Capital Group, Inc.	33,320	174,930
Nomura Holdings, Inc. (Japan)	2,300	15,185
SEI Investments Co.	263,280	3,335,758
T. Rowe Price Group, Inc.	2,560	70,605

		7,969,565

Commercial Banks—0.36%
BNP Paribas (France)	1,403	53,901
The Chugoku Bank Ltd. (Japan)	7,300	103,543
Commerzbank AG (Germany)	3,075	14,152
Credit Agricole S.A. (France)	2,840	34,685
The Hachijuni Bank Ltd. (Japan)	13,400	76,235
HSBC Holdings plc—ADR (United Kingdom)	5,178	201,113
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,000	34,068
Societe Generale (France)	1,475	62,219
Societe Generale—ADR (France)	10,860	90,681
The Sumitomo Trust & Banking Co. Ltd. (Japan)	12,000	60,254
TCF Financial Corp.	17,800	220,542
UniCredit S.p.A. (Italy)	26,122	46,216
Wilmington Trust Corp.	8,360	114,448

		1,112,057

Consumer Finance—1.10%
American Express Co.	194,470	3,253,483
Capital One Financial Corp.	6,565	103,990

		3,357,473

Diversified Financial Services—0.46%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	5,100	189,341
ING Groep N.V. (Netherlands)	3,225	26,349
JPMorgan Chase & Co.	14,321	365,329
Moody’s Corp.	39,080	837,094

		1,418,113

Insurance—0.74%
Allianz SE (Germany)	6,018	508,787
AXA S.A. (France)	2,675	41,831
Brown & Brown, Inc.	9,620	184,031
First American Corp.	11,250	245,700
Muenchener Rueckver AG (Germany)	1,773	235,604
Principal Financial Group, Inc.	5,430	90,084
The Progressive Corp.	31,480	382,482
Torchmark Corp.	5,550	166,500
Willis Group Holdings Ltd. (United Kingdom)	16,375	405,445

		2,260,464

Real Estate Investment Trusts (REITS)—0.03%
Alstria Office REIT AG (Germany)	13,000	83,213

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Thrifts & Mortgage Finance—0.04%
Aareal Bank AG (Germany)	8,327	41,362
First Niagara Financial Group, Inc.	7,360	96,122

		137,484

Total Financials		16,338,369

Health Care—19.73%
Biotechnology—1.09%
Celera Corp.*	40,580	342,495
Cepheid, Inc.*	22,900	170,376
Genomic Health, Inc.*	15,470	331,058
Genzyme Corp.*	32,263	2,223,566
Medarex, Inc.*	16,500	98,505
QLT, Inc.* (Canada)	51,790	115,492
Senomyx, Inc.*	15,362	54,535

		3,336,027

Health Care Equipment & Supplies—4.99%
Abaxis, Inc.*	22,520	356,266
Align Technology, Inc.*	49,440	389,587
Alsius Corp.*[2]	46,698	13,542
AtriCure, Inc.*	16,790	22,666
Beckman Coulter, Inc.	13,560	674,203
Becton, Dickinson & Co.	51,810	3,765,033
Covidien Ltd. (Bermuda)	20,490	785,587
DENTSPLY International, Inc.	12,950	348,484
Dexcom, Inc.*	64,524	208,413
ev3, Inc.*	35,610	192,650
Gen-Probe, Inc.*	8,500	382,670
IDEXX Laboratories, Inc.*	6,450	211,560
Inverness Medical Innovations, Inc.*	202,099	4,945,363
Micrus Endovascular Corp.*	18,058	203,694
Nobel Biocare Holding AG (Switzerland)	9,960	153,845
OraSure Technologies, Inc.*	153,636	442,472
Orthofix International N.V.* (Netherlands Antilles)	21,670	345,853
Sirona Dental Systems, Inc.*	26,430	317,424
STAAR Surgical Co.*	66,780	130,221
Straumann Holding AG (Switzerland)	2,544	390,760
Synthes, Inc.	6,720	813,123
Zimmer Holdings, Inc.*	4,750	172,900

		15,266,316

Health Care Providers & Services—2.34%
Bumrungrad Hospital Public Co. Ltd.—NVDR (Thailand)	124,000	78,054
Diagnosticos da America S.A. (Brazil)	35,980	349,094
Quest Diagnostics, Inc.	123,740	6,106,569
Sonic Healthcare Ltd. (Australia)	68,950	608,778

		7,142,495

Health Care Technology—2.01%
Cerner Corp.*	153,233	5,167,017
Eclipsys Corp.*	69,190	606,104
Omnicell, Inc.*	46,210	360,900

		6,134,021

Life Sciences Tools & Services—5.22%
Caliper Life Sciences, Inc.*	184,520	238,031
Exelixis, Inc.*	69,640	343,325
Life Technologies Corp.*	14,930	380,118
Lonza Group AG (Switzerland)	24,940	2,282,134

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Luminex Corp.*	37,100	755,727
Millipore Corp.*	63,850	3,521,966
PerkinElmer, Inc.	270,471	3,413,344
Pharmaceutical Product Development, Inc. (PPD)	10,700	255,623
QIAGEN N.V.* (Netherlands)	36,630	628,204
Thermo Fisher Scientific, Inc.*	115,520	4,150,634

		15,969,106

Pharmaceuticals—4.08%
AstraZeneca plc (United Kingdom)	675	26,124
AstraZeneca plc—ADR (United Kingdom)	1,500	57,795
Bayer AG (Germany)	5,746	307,113
GlaxoSmithKline plc (United Kingdom)	6,775	119,718
Johnson & Johnson	93,300	5,382,477
Mylan, Inc.*	47,280	535,682
Novartis AG—ADR (Switzerland)	136,487	5,631,454
Sanofi-Aventis (France)	837	47,238
Santen Pharmaceutical Co. Ltd. (Japan)	5,500	177,271
Shire plc (United Kingdom)	9,080	133,017
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	66,244

		12,484,133

Total Health Care		60,332,098

Industrials—11.92%
Aerospace & Defense—0.13%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	20,410	307,579
Hexcel Corp.*	10,360	85,884

		393,463

Air Freight & Logistics—4.69%
FedEx Corp.	131,540	6,700,648
TNT N.V. (Netherlands)	9,504	166,140
United Parcel Service, Inc.—Class B	175,663	7,463,921

		14,330,709

Airlines—2.26%
Deutsche Lufthansa AG (Germany)	8,080	98,992
JetBlue Airways Corp.*	298,752	1,681,974
Southwest Airlines Co.	730,697	5,136,800

		6,917,766

Building Products—0.06%
Owens Corning, Inc.*	12,930	172,486

Commercial Services & Supplies—0.08%
Tomra Systems ASA (Norway)	77,800	261,934

Electrical Equipment—0.11%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	11,260	146,943
Gamesa Corporacion Tecnologica S.A. (Spain)	5,690	96,007
General Cable Corp.*	2,920	48,063
Nexans S.A. (France)	820	47,307

		338,320

Industrial Conglomerates—2.01%
3M Co.	104,125	5,600,884
Siemens AG (Germany)	9,140	514,844
Sonae Capital S.A. (SGPS)* (Portugal)	4,159	2,449
Sonae S.A. (SGPS) (now known as Sonae) (Portugal)	33,275	20,575

		6,138,752

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Machinery—0.99%
FANUC Ltd. (Japan)	900	54,709
FreightCar America, Inc.	8,000	153,200
PACCAR, Inc.	102,950	2,716,850
Schindler Holding AG (Switzerland)	2,102	94,903

		3,019,662

Professional Services—0.15%
Equifax, Inc.	7,510	185,647
Experian plc (Ireland)	41,540	260,178

		445,825

Road & Rail—1.42%
Heartland Express, Inc.	94,170	1,267,528
J.B. Hunt Transport Services, Inc.	79,210	1,764,007
Knight Transportation, Inc.	91,890	1,225,813
Old Dominion Freight Line, Inc.*	3,760	94,301

		4,351,649

Trading Companies & Distributors—0.02%
Rush Enterprises, Inc.—Class A*	7,590	69,069

Total Industrials		36,439,635

Information Technology—26.18%
Communications Equipment—5.13%
Alcatel-Lucent—ADR* (France)	109,100	214,927
BigBand Networks, Inc.*	91,010	459,600
Blue Coat Systems, Inc.*	42,550	408,054
Cisco Systems, Inc.*	474,440	7,102,367
Infinera Corp.*	56,000	384,160
Juniper Networks, Inc.*	240,018	3,398,655
Nokia—ADR (Finland)	262,970	3,226,642
Riverbed Technology, Inc.*	47,050	477,558

		15,671,963

Computers & Peripherals—3.60%
EMC Corp.*	996,610	11,002,574

Electronic Equipment, Instruments & Components—0.12%
KEYENCE Corp. (Japan)	220	40,684
LoJack Corp.*	76,166	289,431
Planar Systems, Inc.*	78,160	35,954

		366,069

Internet Software & Services—5.76%
Google, Inc.—Class A*	52,069	17,626,919

IT Services—0.88%
Automatic Data Processing, Inc.	61,679	2,240,798
Online Resources Corp.*	71,480	225,877
Paychex, Inc.	8,805	213,873

		2,680,548

Semiconductors & Semiconductor Equipment—2.44%
ASML Holding N.V. (Netherlands)	110,590	1,841,916
ASML Holding N.V.—NY Shares (Netherlands)	16,870	279,030
Hynix Semiconductor, Inc.* (South Korea)	3,260	21,223
KLA-Tencor Corp.	76,630	1,535,665
Lam Research Corp.*	77,420	1,564,658

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Netlogic Microsystems, Inc.*	16,430	348,480
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Taiwan)	10,004	75,430
Tokyo Electron Ltd. (Japan)	48,000	1,800,935

		7,467,337

Software—8.25%
Aladdin Knowledge Systems Ltd.* (Israel)	32,063	354,937
Amdocs Ltd.* (Guernsey)	35,040	592,877
Autodesk, Inc.*	204,200	3,381,552
Electronic Arts, Inc. (EA)*	338,140	5,220,882
Intuit, Inc.*	15,120	342,468
Microsoft Corp.	372,080	6,362,568
Misys plc (United Kingdom)	22,890	38,640
Nuance Communications, Inc.*	36,860	363,440
Salesforce.com, Inc.*	65,040	1,730,714
SAP AG (Germany)	3,200	114,501
SAP AG—ADR (Germany)	176,780	6,254,476
Square Enix Holdings Co. Ltd. (Japan)	4,600	125,217
TIBCO Software, Inc.*	38,720	207,152
UbiSoft Entertainment S.A.* (France)	9,484	134,405

		25,223,829

Total Information Technology		80,039,239

Materials—3.72%
Chemicals—1.36%
Arkema (France)	40	567
Calgon Carbon Corp.*	12,448	156,471
Monsanto Co.	51,050	3,882,863
The Scotts Miracle-Gro Co.—Class A	3,280	105,682

		4,145,583

Containers & Packaging—0.05%
Bemis Co., Inc.	6,210	140,160

Metals & Mining—0.10%
Antofagasta plc (United Kingdom)	17,970	109,362
Antofagasta plc—ADR (United Kingdom)	17,170	207,932

		317,294

Paper & Forest Products—2.21%
Norbord, Inc. (Canada)	70,027	37,136
Weyerhaeuser Co.	245,720	6,717,985

		6,755,121

Total Materials		11,358,158

Telecommunication Services—0.42%
Diversified Telecommunication Services—0.11%
France Telecom S.A. (France)	7,070	158,935
Swisscom AG—ADR (Switzerland)	4,606	144,168
Telenor ASA—ADR (Norway)	1,950	38,902

		342,005

Wireless Telecommunication Services—0.31%
American Tower Corp.—Class A*	4,000	121,360
Crown Castle International Corp.*	11,580	226,042
Hutchison Telecommunications International Ltd. (Hong Kong)	95,000	24,013
SBA Communications Corp.—Class A*	7,560	150,444
SK Telecom Co. Ltd.—ADR (South Korea)	25,150	411,202

		933,061

Total Telecommunication Services		1,275,066

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Utilities—0.19%
Electric Utilities—0.08%
E.ON AG (Germany)	7,050	229,335

Multi-Utilities—0.06%
GDF Suez (France)	2,184	84,074
National Grid plc (United Kingdom)	11,210	105,257

		189,331

Water Utilities—0.05%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	6,976	75,506
Companhia de Saneamento de Minas Gerais—Copasa MG (Brazil)	9,850	81,340

		156,846

Total Utilities		575,512

TOTAL COMMON STOCKS (Identified Cost $418,393,698)		278,922,543

PREFERRED STOCKS—0.03%
Consumer Staples—0.03%
Household Products—0.03%
Henkel AG & Co. KGaA (Germany) (Identified Cost $136,952)	3,490	90,296

WARRANTS—0.00%**
Health Care—0.00%**
Life Sciences Tools & Services—0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $2,672)	4,132	314

MUTUAL FUNDS—0.15%
Financial Select Sector SPDR Fund	39,990	369,508
iShares S&P U.S. Preferred Stock Index Fund	3,780	97,524

TOTAL MUTUAL FUNDS (Identified Cost $606,101)		467,032

U.S. TREASURY SECURITIES—3.22%
U.S. Treasury Bonds—0.91%
U.S. Treasury Bond, 5.375%, 2/15/2031 (Identified Cost $2,629,035)	$2,300,000	2,790,907

U.S. Treasury Notes—2.31%
U.S. Treasury Note, 4.875%, 4/30/2011 (Identified Cost $7,051,257)	6,500,000	7,068,750

TOTAL U.S. TREASURY SECURITIES (Identified Cost $9,680,292)		9,859,657

SHORT-TERM INVESTMENTS—3.26%
Dreyfus Cash Management, Inc.—Institutional Shares	4,955,553	4,955,553
Federal Home Loan Bank Discount Note, 3/17/2009	$5,000,000	4,998,956

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9,955,248)		9,954,509

Investment Portfolio - January 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
TOTAL INVESTMENTS—97.89% (Identified Cost $438,774,963)		299,294,351
OTHER ASSETS, LESS LIABILITIES—2.11%		6,444,781

NET ASSETS—100%		$305,739,132

* Non-income producing security
** Less than 0.01%
ADR—American Depository Receipt
NVDR—Non-Voting Depository Receipt
[1] Bank of New York Mellon Corp. is the Fund’s custodian.
[2] The Chairman and CEO of the company serves as a director of the Fund.

Federal Tax Information:

On January 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes		$439,870,059
Unrealized appreciation		$2,556,495
Unrealized depreciation		(143,132,203)

Net unrealized depreciation		$(140,575,708)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of January 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$283,954,055	$—
Level 2—Other Significant Observable Inputs	15,340,296	—
Level 3—Significant Unobservable Inputs	—	—

Total	$299,294,351	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or January 31, 2009.

Investment Portfolio - January 31, 2009 (unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2009 (unaudited)

Target Income Series	Shares	Value
MUTUAL FUNDS—107.8%
Manning & Napier Pro-Blend® Conservative Term Series—Class I	9,956	$90,197

TOTAL INVESTMENTS—107.8% (Identified Cost $92,221)		90,197
LIABILITIES, LESS OTHER ASSETS—(7.8%)		(6,501)

NET ASSETS—100%		$83,696

Federal Tax Information:

On January 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes		$92,221

Unrealized appreciation		$—
Unrealized depreciation		(2,024)

Net unrealized depreciation		$(2,024)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of January 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$90,197	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$90,197	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2009, the Series did not hold any derivative instruments.

Investment Portfolio - January 31, 2009 (unaudited)

There were no Level 3 securities held by the Series as of October 31, 2008 or January 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2009 (unaudited)

Target 2010 Series	Shares	Value
MUTUAL FUNDS—101.4%
Manning & Napier Pro-Blend® Moderate Term Series—Class I	61,165	$487,486

TOTAL INVESTMENTS—101.4% (Identified Cost $513,899)		487,486
LIABILITIES, LESS OTHER ASSETS—(1.4%)		(6,626)

NET ASSETS—100%		$480,860

Federal Tax Information:

On January 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes		$513,899

Unrealized appreciation		$—
Unrealized depreciation		(26,413)

Net unrealized depreciation		$(26,413)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of January 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$487,486	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$487,486	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2009, the Series did not hold any derivative instruments.

Investment Portfolio - January 31, 2009 (unaudited)

There were no Level 3 securities held by the Series as of October 31, 2008 or January 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2009 (unaudited)

Target 2020 Series	Shares	Value
MUTUAL FUNDS—100.5%
Manning & Napier Pro-Blend® Extended Term Series—Class I	186,171	$1,349,738

TOTAL INVESTMENTS—100.5% (Identified Cost $1,463,636)		1,349,738
LIABILITIES, LESS OTHER ASSETS—(0.5%)		(6,815)

NET ASSETS—100%		$1,342,923

Federal Tax Information:

On January 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes		$1,463,636

Unrealized appreciation		$—
Unrealized depreciation		(113,898)

Net unrealized depreciation		$(113,898)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of January 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,349,738	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$1,349,738	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2009, the Series did not hold any derivative instruments.

Investment Portfolio - January 31, 2009 (unaudited)

There were no Level 3 securities held by the Series as of October 31, 2008 or January 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2009 (unaudited)

Target 2030 Series	Shares	Value
MUTUAL FUNDS—101.1%
Manning & Napier Pro-Blend® Extended Term Series—Class I	39,486	$286,275
Manning & Napier Pro-Blend® Maximum Term Series—Class I	43,697	281,848

TOTAL INVESTMENTS—101.1% (Identified Cost $608,661)		568,123
LIABILITIES, LESS OTHER ASSETS—(1.1%)		(6,439)

NET ASSETS—100%		$561,684

Federal Tax Information:

On January 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$608,661

Unrealized appreciation	$—
Unrealized depreciation	(40,538)

Net unrealized depreciation	$(40,538)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of January 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$568,123	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$568,123	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2009, the Series did not hold any derivative instruments.

Investment Portfolio - January 31, 2009 (unaudited)

There were no Level 3 securities held by the Series as of October 31, 2008 or January 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2009 (unaudited)

Target 2040 Series	Shares	Value
MUTUAL FUNDS—105.0%
Manning & Napier Pro-Blend® Maximum Term Series—Class I	20,789	$134,089

TOTAL INVESTMENTS—105.0% (Identified Cost $149,218)		134,089
LIABILITIES, LESS OTHER ASSETS—(5.0%)		(6,408)

NET ASSETS—100%		$127,681

Federal Tax Information:

On January 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$149,221

Unrealized appreciation	$—
Unrealized depreciation	(15,132)

Net unrealized depreciation	$(15,132)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of January 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$134,089	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$134,089	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2009, the Series did not hold any derivative instruments.

Investment Portfolio - January 31, 2009 (unaudited)

There were no Level 3 securities held by the Series as of October 31, 2008 or January 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2009 (unaudited)

Target 2050 Series	Shares	Value
MUTUAL FUNDS—123.5%
Manning & Napier Pro-Blend® Maximum Term Series—Class I	5,232	$33,747

TOTAL INVESTMENTS—123.5% (Identified Cost $36,171)		33,747
LIABILITIES, LESS OTHER ASSETS—(23.5%)		(6,427)

NET ASSETS—100%		$27,320

Federal Tax Information:

On January 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes		$36,171

Unrealized appreciation		$—
Unrealized depreciation		(2,424)

Net unrealized depreciation		$(2,424)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of January 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$33,747	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$33,747	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of January 31, 2009, the Series did not hold any derivative instruments.

Investment Portfolio - January 31, 2009 (unaudited)

There were no Level 3 securities held by the Series as of October 31, 2008 or January 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:	EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
March 31, 2009

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
March 31, 2009